UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-21787

Name of Fund: Enhanced S&P 500 Covered Call Fund Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Mitchell M. Cox, Chief Executive Officer,
      Enhanced S&P 500 Covered Call Fund Inc., 4 World Financial Center, 6th Floor, New York, New York 10080. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (212) 449-8118

Date of fiscal year end: 12/31/06

Date of reporting period: 01/01/06 - 12/31/06

Item 1 - Report to Stockholders

Enhanced S&P 500(R)
Covered Call Fund Inc.

Annual Report
December 31, 2006

[LOGO] IQ INVESTMENT                                  [LOGO] Oppenheimer Capital
          ADVISORS

Enhanced S&P 500(R) Covered Call Fund Inc.

Portfolio Information as of December 31, 2006

                                                                      Percent of
Ten Largest Equity Holdings                                           Net Assets
--------------------------------------------------------------------------------
Exxon Mobil Corp. ..................................................      2.7%
General Electric Co. ...............................................      2.4
Citigroup, Inc. ....................................................      1.7
Microsoft Corp. ....................................................      1.6
Bank of America Corp. ..............................................      1.5
The Procter & Gamble Co. ...........................................      1.3
Johnson & Johnson ..................................................      1.2
Pfizer, Inc. .......................................................      1.1
American International Group, Inc. .................................      1.1
Altria Group, Inc. .................................................      1.1
--------------------------------------------------------------------------------

                                                                      Percent of
Five Largest Industries                                               Net Assets
--------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels ........................................      6.3%
Pharmaceuticals ....................................................      4.9
Diversified Financial Services .....................................      4.4
Insurance ..........................................................      3.8
Commercial Banks ...................................................      3.2
--------------------------------------------------------------------------------

                                                                      Percent of
S&P 500(R) Index Sector Weightings                             Total Investments
--------------------------------------------------------------------------------
Financials .........................................................     17.5%
Information Technology .............................................     11.9
Health Care ........................................................      9.4
Industrials ........................................................      8.5
Consumer Discretionary .............................................      8.3
Energy .............................................................      7.7
Consumer Staples ...................................................      7.3
Utilities ..........................................................      2.8
Telecommunication Services .........................................      2.7
Materials ..........................................................      2.3
Other* .............................................................     21.6
--------------------------------------------------------------------------------

* Includes portfolio holdings in options written, U.S. Government Obligations and short-term investments.

      For Fund compliance purposes, the Fund's industry and sector classifications refer to one or more of the industry and sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for the purposes of this report, which may combine industry and sector sub-classifications for reporting ease.

Electronic Delivery

The Fund offers electronic delivery of communications to its shareholders. In order to receive this service, you must register your account and provide us with e-mail information. To sign up for this service, simply access this Web site at http://www.icsdelivery.com/live and follow the instructions.

When you visit this site, you will obtain a personal identification number
(PIN). You will need this PIN should you wish to update your e-mail address, choose to discontinue this service and/or make any other changes to the service. This service is not available for certain retirement accounts at this time.

S&P 500 and Standard & Poor's 500 are registered trademarks of the McGraw-Hill Companies.


2      ENHANCED S&P 500(R) COVERED CALL FUND INC.        DECEMBER 31, 2006

A Discussion With Your Fund's Portfolio Manager

We are pleased to provide you with this shareholder report for Enhanced S&P 500(R) Covered Call Fund Inc. While the Fund is advised by IQ Investment Advisors LLC, the following discussion is provided by Oppenheimer Capital LLC, the Fund's subadviser.

The investment objective of Enhanced S&P 500(R) Covered Call Fund Inc. (the "Fund") is to seek leveraged returns on the Chicago Board Options Exchange ("CBOE(R)") S&P 500(R) BuyWrite Index(SM) (the "BXM(SM) Index"), less fees and expenses.

How did the Fund perform during the fiscal year?

For the 12-month period ended December 31, 2006, the Common Stock of the Fund had a total investment return of +16.11%, based on a change in per share net asset value from $18.37 to $18.99, and assuming reinvestment of distributions paid during the period. During the fiscal year, the Fund paid semi-annual distributions of $1.10 per share in June and December. These distributions equate to an annualized distribution yield of 11.0% relative to the Fund's initial offering price of $20 per share. During the same period, the Fund's unmanaged reference index, the BXM Index, returned +13.33%. It is not possible to make a direct investment in the BXM Index.

For more detail with regard to the Fund's total investment return based on a change in per share market value of the Fund's Common Stock (as measured by the trading price of the Fund's shares on the New York Stock Exchange), and assuming reinvestment of dividends, please refer to the Financial Highlights section of this report. As a closed-end fund, the Fund's shares may trade in the secondary market at a premium or a discount to the Fund's net asset value. As a result, total investment returns based on changes in the market value of the Fund's Common Stock can vary significantly from total investment returns based on changes in the Fund's net asset value.

Describe the market environment during the fiscal year.

During the first half of the fiscal year, the broad market produced positive single-digit returns across the major domestic equity indices, with the exception of the technology-heavy Nasdaq 100 Index(R), which produced slightly negative returns. The rebound continued in the latter half of the fiscal year as most major domestic indices produced positive double-digit returns, with mid and small cap stocks lagging large cap stocks. Market returns were steady and consistent following the inflation concerns of the first half of the year, and an overall bullish tone permeated the market as fears about consumer spending and the housing market eased despite volatile energy prices. Corporate earnings were strong and while the consensus view is for an economic slowdown as 2007 unfolds, the market has behaved in a manner that indicates that most view the economy as strong enough to sustain growth without causing unexpected high inflation. After experiencing one of its largest spikes in history during the first half of the year, volatility (as measured by the CBOE Volatility Index(R) ("VIX(R)"), a broadly accepted measure of the anticipated volatility of the Standard & Poor's 500(R) Index ("S&P 500(R) Index")), slowly declined over the second half of the year. Because, all else being equal, higher volatility generally results in higher option prices, we were able to generate larger option premiums from our monthly option sales during the months of May through August, but lower premiums in subsequent months.

How did you manage the portfolio during the period?

The Fund owns a portfolio of stocks invested to substantially replicate the S&P 500 Index and/or other investments that have economic characteristics similar to the securities that comprise the S&P 500 Index. The Fund also sells one-month, at-the-money S&P 500 Index call options. Options are sold the third Friday of every month and cash-settled at expiration. Because the options are written at-the-money, any net upward move for the S&P 500 Index will result in cash settlement. If the S&P 500 Index settles below the strike price of the option, the Fund retains the entire option premium. In addition to the option positions, we rebalance our underlying S&P 500 Index individual stock positions to ensure that the weight of each individual security in the Fund matches its weight in the S&P 500 Index. In addition, the Fund has entered into swap agreements to deliver additional exposure to the BXM Index.

How would you characterize the Fund's position at the close of the period?

Given the Fund's investment process and current positions, we believe the Fund is appropriately positioned to deliver its stated goal of providing leveraged returns on the BXM Index.

Greg Tournant
Portfolio Manager                               January 16, 2007

CBOE, Volatility Index and VIX are registered trademarks and BXM is a service mark of the Chicago Board Options Exchange.

Nasdaq 100, Nasdaq 100 Index and Nasdaq are trade or service marks of The Nasdaq Stock Market, Inc.


       ENHANCED S&P 500(R) COVERED CALL FUND INC.        DECEMBER 31, 2006     3

Schedule of Investments as of December 31, 2006

                                                                        Shares
Industry           Common Stocks                                          Held             Value
====================================================================================================
Aerospace & Defense--1.9%
                   Boeing Co.                                            8,289         $     736,395
                   General Dynamics Corp.                                4,242               315,393
                   Goodrich Corp.                                        1,308                59,579
                   Honeywell International, Inc.                         8,559               387,209
                   L-3 Communications Holdings, Inc.                     1,310               107,132
                   Lockheed Martin Corp.                                 3,732               343,605
                   Northrop Grumman Corp.                                3,621               245,142
                   Raytheon Co.                                          4,661               246,101
                   Rockwell Collins, Inc.                                1,753               110,947
                   United Technologies Corp.                            10,521               657,773
                                                                                       -------------
                                                                                           3,209,276
----------------------------------------------------------------------------------------------------
Air Freight & Logistics--0.7%
                   FedEx Corp.                                           3,214               349,105
                   United Parcel Service, Inc. Class B                  11,253               843,750
                                                                                       -------------
                                                                                           1,192,855
----------------------------------------------------------------------------------------------------
Airlines--0.1%
                   Southwest Airlines Co.                                8,300               127,156
----------------------------------------------------------------------------------------------------
Auto Components--0.1%
                   The Goodyear Tire & Rubber Co. (a)                    1,860                39,041
                   Johnson Controls, Inc.                                2,052               176,308
                                                                                       -------------
                                                                                             215,349
----------------------------------------------------------------------------------------------------
Automobiles--0.3%
                   Ford Motor Co.                                       19,800               148,698
                   General Motors Corp.                                  5,929               182,139
                   Harley-Davidson, Inc.                                 2,716               191,397
                                                                                       -------------
                                                                                             522,234
----------------------------------------------------------------------------------------------------
Beverages--1.6%
                   Anheuser-Busch Cos., Inc.                             8,059               396,503
                   Brown-Forman Corp. Class B                              826                54,714
                   The Coca-Cola Co.                                    21,374             1,031,295
                   Coca-Cola Enterprises, Inc.                           2,905                59,320
                   Constellation Brands, Inc. Class A (a)                2,201                63,873
                   Molson Coors Brewing Co. Class B                        477                36,462
                   Pepsi Bottling Group, Inc.                            1,435                44,356
                   PepsiCo, Inc.                                        17,213             1,076,673
                                                                                       -------------
                                                                                           2,763,196
----------------------------------------------------------------------------------------------------
Biotechnology--1.0%
                   Amgen, Inc. (a)                                      12,228               835,295
                   Biogen Idec, Inc. (a)                                 3,534               173,837
                   Celgene Corp. (a)                                     3,904               224,597
                   Genzyme Corp. (a)                                     2,755               169,653
                   Gilead Sciences, Inc. (a)                             4,820               312,963
                   Medimmune, Inc. (a)                                   2,507                81,152
                                                                                       -------------
                                                                                           1,797,497
----------------------------------------------------------------------------------------------------
Building Products--0.1%
                   American Standard Cos., Inc.                          1,818                83,355
                   Masco Corp.                                           4,132               123,423
                                                                                       -------------
                                                                                             206,778
----------------------------------------------------------------------------------------------------
Capital Markets--3.0%
                   Ameriprise Financial, Inc.                            2,536               138,212
                   The Bank of New York Co., Inc.                        8,010               315,354
                   The Bear Stearns Cos., Inc.                           1,230               200,219
                   The Charles Schwab Corp.                             10,722               207,363
                   E*Trade Financial Corp. (a)                           4,475               100,329
                   Federated Investors, Inc. Class B                       946                31,956
                   Franklin Resources, Inc.                              1,747               192,467
                   Goldman Sachs Group, Inc.                             4,464               889,898
                   Janus Capital Group, Inc.                             2,077                44,842
                   Legg Mason, Inc.                                      1,378               130,979
                   Lehman Brothers Holdings, Inc.                        5,556               434,035
                   Mellon Financial Corp.                                4,317               181,962
                   Merrill Lynch & Co., Inc. (b)                         9,266               862,665
                   Morgan Stanley                                       11,096               903,547
                   Northern Trust Corp.                                  1,965               119,256
                   State Street Corp.                                    3,481               234,759
                   T. Rowe Price Group, Inc.                             2,764               120,980
                                                                                       -------------
                                                                                           5,108,823
----------------------------------------------------------------------------------------------------
Chemicals--1.2%
                   Air Products & Chemicals, Inc.                        2,310               162,347
                   Ashland, Inc.                                           598                41,370
                   The Dow Chemical Co.                                 10,013               399,919
                   E.I. du Pont de Nemours & Co.                         9,642               469,662
                   Eastman Chemical Co.                                    863                51,185
                   Ecolab, Inc.                                          1,869                84,479
                   Hercules, Inc. (a)                                    1,190                22,979
                   International Flavors & Fragrances, Inc.                818                40,213
                   Monsanto Co.                                          5,695               299,158
                   PPG Industries, Inc.                                  1,732               111,212
                   Praxair, Inc.                                         3,385               200,832
                   Rohm & Haas Co.                                       1,488                76,067
                   Sigma-Aldrich Corp.                                     693                53,860
                                                                                       -------------
                                                                                           2,013,283
----------------------------------------------------------------------------------------------------
Commercial Banks--3.2%
                   BB&T Corp.                                            5,670               249,083
                   Comerica, Inc.                                        1,665                97,702
                   Commerce Bancorp, Inc.                                1,966                69,341
                   Compass Bancshares, Inc.                              1,361                81,184
                   Fifth Third Bancorp                                   5,850               239,440
                   First Horizon National Corp.                          1,305                54,523
                   Huntington Bancshares, Inc.                           2,491                59,161
                   KeyCorp                                               4,209               160,068
                   M&T Bank Corp.                                          811                99,072
                   Marshall & Ilsley Corp.                               2,674               128,646
                   National City Corp.                                   6,620               242,027
                   PNC Financial Services Group, Inc.                    3,080               228,043
                   Regions Financial Corp.                               7,642               285,811
                   SunTrust Banks, Inc.                                  3,712               313,478
                   Synovus Financial Corp.                               3,407               105,038
                   U.S. Bancorp                                         18,426               666,837
                   Wachovia Corp.                                       19,979             1,137,804
                   Wells Fargo & Co.                                    35,388             1,258,397
                   Zions Bancorp.                                        1,121                92,415
                                                                                       -------------
                                                                                           5,568,070
----------------------------------------------------------------------------------------------------
Commercial Services & Supplies--0.4%
                   Allied Waste Industries, Inc. (a)                     2,662                32,716
                   Avery Dennison Corp.                                    990                67,251
                   Cintas Corp.                                          1,431                56,825
                   Equifax, Inc.                                         1,312                53,267
                   Monster Worldwide, Inc. (a)                           1,346                62,777
                   Pitney Bowes, Inc.                                    2,326               107,438
                   RR Donnelley & Sons Co.                               2,273                80,782
                   Robert Half International, Inc.                       1,757                65,220
                   Waste Management, Inc.                                5,608               206,206
                                                                                       -------------
                                                                                             732,482
----------------------------------------------------------------------------------------------------


4      ENHANCED S&P 500(R) COVERED CALL FUND INC.        DECEMBER 31, 2006

                                                                        Shares
Industry           Common Stocks                                          Held             Value
====================================================================================================
Communications Equipment--2.1%
                   ADC Telecommunications, Inc. (a)                      1,229         $      17,857
                   Avaya, Inc. (a)                                       4,760                66,545
                   Ciena Corp. (a)                                         885                24,523
                   Cisco Systems, Inc. (a)                              63,656             1,739,718
                   Comverse Technology, Inc. (a)                         2,117                44,690
                   Corning, Inc. (a)                                    16,397               306,788
                   JDS Uniphase Corp. (a)                                2,213                36,869
                   Juniper Networks, Inc. (a)                            5,930               112,314
                   Motorola, Inc.                                       25,340               520,990
                   QUALCOMM, Inc.                                       17,322               654,598
                   Tellabs, Inc. (a)                                     4,631                47,514
                                                                                       -------------
                                                                                           3,572,406
----------------------------------------------------------------------------------------------------
Computers & Peripherals--2.9%
                   Apple Computer, Inc. (a)                              8,915               756,349
                   Dell, Inc. (a)                                       23,812               597,443
                   EMC Corp. (a)                                        23,086               304,735
                   Hewlett-Packard Co.                                  28,710             1,182,565
                   International Business Machines Corp.                15,790             1,533,999
                   Lexmark International, Inc. Class A (a)               1,027                75,176
                   NCR Corp. (a)                                         1,868                79,876
                   Network Appliance, Inc. (a)                           3,919               153,938
                   QLogic Corp. (a)                                      1,652                36,212
                   SanDisk Corp. (a)                                     2,359               101,508
                   Sun Microsystems, Inc. (a)                           36,893               199,960
                                                                                       -------------
                                                                                           5,021,761
----------------------------------------------------------------------------------------------------
Construction & Engineering--0.0%
                   Fluor Corp.                                             923                75,363
----------------------------------------------------------------------------------------------------
Construction Materials--0.1%
                   Vulcan Materials Co.                                    990                88,971
----------------------------------------------------------------------------------------------------
Consumer Finance--0.8%
                   American Express Co.                                 12,629               766,201
                   Capital One Financial Corp.                           4,365               335,319
                   SLM Corp.                                             4,285               208,979
                                                                                       -------------
                                                                                           1,310,499
----------------------------------------------------------------------------------------------------
Containers & Packaging--0.1%
                   Ball Corp.                                            1,092                47,611
                   Bemis Co.                                             1,099                37,344
                   Pactiv Corp. (a)                                      1,395                49,788
                   Sealed Air Corp.                                        847                54,987
                   Temple-Inland, Inc.                                   1,121                51,600
                                                                                       -------------
                                                                                             241,330
----------------------------------------------------------------------------------------------------
Distributors--0.1%
                   Genuine Parts Co.                                     1,788                84,805
----------------------------------------------------------------------------------------------------
Diversified Consumer Services--0.1%
                   Apollo Group, Inc. Class A (a)                        1,467                57,169
                   H&R Block, Inc.                                       3,378                77,829
                                                                                       -------------
                                                                                             134,998
----------------------------------------------------------------------------------------------------
Diversified Financial Services--4.4%
                   Bank of America Corp.                                47,073             2,513,227
                   CIT Group, Inc.                                       2,079               115,946
                   Chicago Mercantile Exchange
                    Holdings, Inc.                                         365               186,059
                   Citigroup, Inc.                                      51,506             2,868,884
                   JPMorgan Chase & Co.                                 36,363             1,756,333
                   Moody's Corp.                                         2,464               170,164
                                                                                       -------------
                                                                                           7,610,613
----------------------------------------------------------------------------------------------------
Diversified Telecommunication Services--2.3%
                   AT&T Inc.                                            40,282             1,440,081
                   BellSouth Corp.                                      19,120               900,743
                   CenturyTel, Inc.                                      1,203                52,523
                   Citizens Communications Co.                           3,374                48,484
                   Embarq Corp.                                          1,567                82,362
                   Qwest Communications
                    International Inc. (a)                              16,856               141,085
                   Verizon Communications, Inc.                         30,603             1,139,656
                   Windstream Corp.                                      4,998                71,072
                                                                                       -------------
                                                                                           3,876,006
----------------------------------------------------------------------------------------------------
Electric Utilities--1.2%
                   Allegheny Energy, Inc. (a)                            1,732                79,516
                   American Electric Power Co., Inc.                     4,146               176,537
                   Edison International                                  3,415               155,314
                   Entergy Corp.                                         2,168               200,150
                   Exelon Corp.                                          7,033               435,272
                   FPL Group, Inc.                                       4,237               230,578
                   FirstEnergy Corp.                                     3,346               201,764
                   PPL Corp.                                             4,000               143,360
                   Pinnacle West Capital Corp.                           1,047                53,072
                   Progress Energy, Inc.                                 2,665               130,798
                   The Southern Co.                                      7,786               286,992
                                                                                       -------------
                                                                                           2,093,353
----------------------------------------------------------------------------------------------------
Electrical Equipment--0.4%
                   American Power Conversion Corp.                       1,772                54,205
                   Cooper Industries Ltd. Class A                          953                86,180
                   Emerson Electric Co.                                  8,411               370,673
                   Rockwell Automation, Inc.                             1,784               108,967
                                                                                       -------------
                                                                                             620,025
----------------------------------------------------------------------------------------------------
Electronic Equipment & Instruments--0.2%
                   Agilent Technologies, Inc. (a)                        4,284               149,297
                   Jabil Circuit, Inc.                                   1,936                47,529
                   Molex, Inc.                                           1,486                47,002
                   Sanmina-SCI Corp. (a)                                 5,585                19,268
                   Solectron Corp. (a)                                   9,587                30,870
                   Symbol Technologies, Inc.                             2,670                39,890
                   Tektronix, Inc.                                         865                25,232
                                                                                       -------------
                                                                                             359,088
----------------------------------------------------------------------------------------------------
Energy Equipment & Services--1.3%
                   BJ Services Co.                                       3,073                90,100
                   Baker Hughes, Inc.                                    3,362               251,007
                   Halliburton Co.                                      10,540               327,267
                   Nabors Industries Ltd. (a)                            3,138                93,450
                   National Oilwell Varco, Inc. (a)                      1,840               112,571
                   Noble Corp.                                           1,421               108,209
                   Rowan Cos., Inc.                                      1,158                38,446
                   Schlumberger Ltd.                                    12,350               780,026
                   Smith International, Inc.                             2,091                85,877
                   Transocean, Inc. (a)                                  3,065               247,928
                   Weatherford International Ltd. (a)                    3,561               148,814
                                                                                       -------------
                                                                                           2,283,695
----------------------------------------------------------------------------------------------------


       ENHANCED S&P 500(R) COVERED CALL FUND INC.        DECEMBER 31, 2006     5

                                                                        Shares
Industry           Common Stocks                                          Held             Value
====================================================================================================
Food & Staples Retailing--1.7%
                   CVS Corp.                                             8,633         $     266,846
                   Costco Wholesale Corp.                                4,804               253,987
                   The Kroger Co.                                        7,520               173,486
                   SUPERVALU Inc.                                        2,158                77,149
                   SYSCO Corp.                                           6,479               238,168
                   Safeway, Inc.                                         4,647               160,600
                   Wal-Mart Stores, Inc.                                25,777             1,190,382
                   Walgreen Co.                                         10,518               482,671
                   Whole Foods Market, Inc.                              1,498                70,301
                                                                                       -------------
                                                                                           2,913,590
----------------------------------------------------------------------------------------------------
Food Products--0.8%
                   Archer Daniels Midland Co.                            6,889               220,172
                   Campbell Soup Co.                                     2,283                88,786
                   ConAgra Foods, Inc.                                   5,341               144,207
                   Dean Foods Co. (a)                                    1,402                59,277
                   General Mills, Inc.                                   3,596               207,130
                   HJ Heinz Co.                                          3,454               155,465
                   The Hershey Co.                                       1,823                90,785
                   Kellogg Co.                                           2,631               131,708
                   McCormick & Co., Inc.                                 1,377                53,097
                   Sara Lee Corp.                                        7,828               133,311
                   Tyson Foods, Inc. Class A                             2,641                43,444
                   Wm. Wrigley Jr. Co.                                   2,301               119,008
                                                                                       -------------
                                                                                           1,446,390
----------------------------------------------------------------------------------------------------
Gas Utilities--0.1%
                   Nicor, Inc.                                             469                21,949
                   Peoples Energy Corp.                                    403                17,962
                   Questar Corp.                                           900                74,745
                                                                                       -------------
                                                                                             114,656
----------------------------------------------------------------------------------------------------
Health Care Equipment & Supplies--1.2%
                   Bausch & Lomb, Inc.                                     564                29,362
                   Baxter International, Inc.                            6,860               318,235
                   Becton Dickinson & Co.                                2,585               181,338
                   Biomet, Inc.                                          2,567               105,940
                   Boston Scientific Corp. (a)                          12,360               212,345
                   CR Bard, Inc.                                         1,079                89,525
                   Hospira, Inc. (a)                                     1,633                54,836
                   Medtronic, Inc.                                      12,066               645,652
                   St. Jude Medical, Inc. (a)                            3,705               135,455
                   Stryker Corp.                                         3,116               171,723
                   Zimmer Holdings, Inc. (a)                             2,502               196,107
                                                                                       -------------
                                                                                           2,140,518
----------------------------------------------------------------------------------------------------
Health Care Providers & Services--1.9%
                   Aetna, Inc.                                           5,472               236,281
                   AmerisourceBergen Corp.                               2,014                90,549
                   Cardinal Health, Inc.                                 4,245               273,505
                   Caremark Rx, Inc.                                     4,470               255,282
                   Cigna Corp.                                           1,075               141,438
                   Coventry Health Care, Inc. (a)                        1,670                83,583
                   Express Scripts, Inc. (a)                             1,420               101,672
                   Health Management Associates, Inc.
                    Class A                                              2,522                53,239
                   Humana, Inc. (a)                                      1,742                96,350
                   Laboratory Corp. of America Holdings (a)              1,314                96,540
                   Manor Care, Inc.                                        775                36,363
                   McKesson Corp.                                        3,102               157,271
                   Medco Health Solutions, Inc. (a)                      3,076               164,381
                   Patterson Cos., Inc. (a)                              1,457                51,738
                   Quest Diagnostics, Inc.                               1,677                88,881
                   Tenet Healthcare Corp. (a)                            4,940                34,432
                   UnitedHealth Group, Inc.                             14,120               758,668
                   WellPoint, Inc. (a)                                   6,499               511,406
                                                                                       -------------
                                                                                           3,231,579
----------------------------------------------------------------------------------------------------
Health Care Technology--0.0%
                   IMS Health, Inc.                                      2,080                57,158
----------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure--1.3%
                   Carnival Corp.                                        4,664               228,769
                   Darden Restaurants, Inc.                              1,539                61,822
                   Harrah's Entertainment, Inc.                          1,950               161,304
                   Hilton Hotels Corp.                                   4,053               141,450
                   International Game Technology                         3,558               164,380
                   Marriott International, Inc. Class A                  3,523               168,118
                   McDonald's Corp.                                     12,964               574,694
                   Starbucks Corp. (a)                                   7,925               280,704
                   Starwood Hotels & Resorts Worldwide, Inc.             2,222               138,875
                   Wendy's International, Inc.                           1,002                33,156
                   Wyndham Worldwide Corp. (a)                           2,077                66,506
                   Yum! Brands, Inc.                                     2,779               163,405
                                                                                       -------------
                                                                                           2,183,183
----------------------------------------------------------------------------------------------------
Household Durables--0.5%
                   Black & Decker Corp.                                    713                57,019
                   Centex Corp.                                          1,244                70,000
                   DR Horton, Inc.                                       2,893                76,636
                   Fortune Brands, Inc.                                  1,587               135,514
                   Harman International Industries, Inc.                   684                68,338
                   KB Home                                                 823                42,203
                   Leggett & Platt, Inc.                                 1,876                44,836
                   Lennar Corp. Class A                                  1,445                75,805
                   Newell Rubbermaid, Inc.                               2,906                84,129
                   Pulte Homes, Inc.                                     2,215                73,361
                   Snap-On, Inc.                                           612                29,156
                   The Stanley Works                                       852                42,847
                   Whirlpool Corp.                                         822                68,242
                                                                                       -------------
                                                                                             868,086
----------------------------------------------------------------------------------------------------
Household Products--1.7%
                   Clorox Co.                                            1,591               102,063
                   Colgate-Palmolive Co.                                 5,391               351,709
                   Kimberly-Clark Corp.                                  4,804               326,432
                   The Procter & Gamble Co.                             33,216             2,134,792
                                                                                       -------------
                                                                                           2,914,996
----------------------------------------------------------------------------------------------------


6      ENHANCED S&P 500(R) COVERED CALL FUND INC.        DECEMBER 31, 2006

                                                                        Shares
Industry           Common Stocks                                          Held             Value
====================================================================================================
IT Services--0.9%
                   Affiliated Computer Services, Inc.
                    Class A (a)                                          1,243         $      60,708
                   Automatic Data Processing, Inc.                       5,772               284,271
                   Cognizant Technology Solutions Corp. (a)              1,486               114,660
                   Computer Sciences Corp. (a)                           1,800                96,066
                   Convergys Corp. (a)                                   1,444                34,338
                   Electronic Data Systems Corp.                         5,422               149,376
                   Fidelity National Information Services, Inc.          1,699                68,113
                   First Data Corp.                                      8,027               204,849
                   Fiserv, Inc. (a)                                      1,815                95,142
                   Paychex, Inc.                                         3,549               140,327
                   Sabre Holdings Corp. Class A                          1,388                44,263
                   Unisys Corp. (a)                                      3,612                28,318
                   The Western Union Co.                                 8,034               180,122
                                                                                       -------------
                                                                                           1,500,553
----------------------------------------------------------------------------------------------------
Independent Power Producers &
Energy Traders--0.3%
                   The AES Corp. (a)                                     6,962               153,442
                   Constellation Energy Group, Inc.                      1,887               129,958
                   Dynegy, Inc. Class A (a)                              3,968                28,728
                   TXU Corp.                                             4,814               260,967
                                                                                       -------------
                                                                                             573,095
----------------------------------------------------------------------------------------------------
Industrial Conglomerates--3.1%
                   3M Co.                                                7,719               601,542
                   General Electric Co.                                108,052             4,020,615
                   Textron, Inc.                                         1,317               123,495
                   Tyco International Ltd.                              20,848               633,779
                                                                                       -------------
                                                                                           5,379,431
----------------------------------------------------------------------------------------------------
Insurance--3.8%
                   ACE Ltd.                                              3,413               206,725
                   AMBAC Financial Group, Inc.                           1,112                99,046
                   AON Corp.                                             3,246               114,714
                   Aflac, Inc.                                           5,184               238,464
                   The Allstate Corp.                                    6,551               426,536
                   American International Group, Inc.                   27,251             1,952,807
                   Chubb Corp.                                           4,315               228,307
                   Cincinnati Financial Corp.                            1,816                82,283
                   Genworth Financial, Inc. Class A                      4,646               158,940
                   Hartford Financial Services Group, Inc.               3,322               309,976
                   Lincoln National Corp.                                3,010               199,864
                   Loews Corp.                                           4,790               198,641
                   MBIA, Inc.                                            1,413               103,234
                   Marsh & McLennan Cos., Inc.                           5,777               177,123
                   MetLife, Inc.                                         7,969               470,251
                   Principal Financial Group, Inc.                       2,828               166,004
                   The Progressive Corp.                                 7,984               193,372
                   Prudential Financial, Inc.                            5,000               429,300
                   Safeco Corp.                                          1,103                68,993
                   The St. Paul Travelers Cos., Inc.                     7,233               388,340
                   Torchmark Corp.                                       1,028                65,545
                   UnumProvident Corp.                                   3,591                74,621
                   XL Capital Ltd. Class A                               1,893               136,334
                                                                                       -------------
                                                                                           6,489,420
----------------------------------------------------------------------------------------------------
Internet & Catalog Retail--0.1%
                   Amazon.com, Inc. (a)                                  3,238               127,771
                   IAC/InterActiveCorp (a)                               2,340                86,954
                                                                                       -------------
                                                                                             214,725
----------------------------------------------------------------------------------------------------
Internet Software & Services--1.0%
                   eBay, Inc. (a)                                       12,129               364,719
                   Google, Inc. Class A (a)                              2,246             1,034,238
                   VeriSign, Inc. (a)                                    2,570                61,809
                   Yahoo!, Inc. (a)                                     12,832               327,729
                                                                                       -------------
                                                                                           1,788,495
----------------------------------------------------------------------------------------------------
Leisure Equipment & Products--0.1%
                   Brunswick Corp.                                         962                30,688
                   Eastman Kodak Co.                                     3,012                77,710
                   Hasbro, Inc.                                          1,665                45,371
                   Mattel, Inc.                                          3,998                90,595
                                                                                       -------------
                                                                                             244,364
----------------------------------------------------------------------------------------------------
Life Sciences Tools & Services--0.2%
                   Applera Corp.--Applied
                    Biosystems Group                                     1,920                70,445
                   Millipore Corp. (a)                                     560                37,296
                   PerkinElmer, Inc.                                     1,289                28,654
                   Thermo Electron Corp. (a)                             4,278               193,751
                   Waters Corp. (a)                                      1,064                52,104
                                                                                       -------------
                                                                                             382,250
----------------------------------------------------------------------------------------------------
Machinery--1.1%
                   Caterpillar, Inc.                                     6,819               418,209
                   Cummins, Inc.                                           550                64,999
                   Danaher Corp.                                         2,484               179,941
                   Deere & Co.                                           2,423               230,355
                   Dover Corp.                                           2,140               104,903
                   Eaton Corp.                                           1,562               117,369
                   ITT Corp.                                             1,936               110,004
                   Illinois Tool Works, Inc.                             4,397               203,097
                   Ingersoll-Rand Co. Class A                            3,214               125,764
                   Navistar International Corp. (a)                        647                21,629
                   PACCAR, Inc.                                          2,603               168,935
                   Pall Corp.                                            1,283                44,328
                   Parker Hannifin Corp.                                 1,236                95,024
                                                                                       -------------
                                                                                           1,884,557
----------------------------------------------------------------------------------------------------
Media--2.9%
                   CBS Corp. Class B                                     8,192               255,427
                   Clear Channel Communications, Inc.                    5,176               183,955
                   Comcast Corp. Class A (a)                            21,815               923,429
                   The DIRECTV Group, Inc. (a)                           8,080               201,515
                   Dow Jones & Co., Inc.                                   682                25,916
                   EW Scripps Co. Class A                                  873                43,598
                   Gannett Co., Inc.                                     2,456               148,490
                   Interpublic Group of Cos., Inc. (a)                   4,625                56,610
                   The McGraw-Hill Cos., Inc.                            3,713               252,558
                   Meredith Corp.                                          407                22,934
                   New York Times Co. Class A                            1,508                36,735
                   News Corp. Class A                                   24,536               527,033
                   Omnicom Group                                         1,791               187,231


       ENHANCED S&P 500(R) COVERED CALL FUND INC.        DECEMBER 31, 2006     7

                                                                        Shares
Industry           Common Stocks                                          Held             Value
====================================================================================================
Media (concluded)
                   Time Warner, Inc.                                    41,849         $     911,471
                   Tribune Co.                                           1,998                61,498
                   Univision Communications, Inc. Class A (a)            2,644                93,650
                   Viacom, Inc. Class B (a)                              7,330               300,750
                   Walt Disney Co.                                      21,682               743,042
                                                                                       -------------
                                                                                           4,975,842
----------------------------------------------------------------------------------------------------
Metals & Mining--0.7%
                   Alcoa, Inc.                                           9,089               272,761
                   Allegheny Technologies, Inc.                          1,056                95,758
                   Freeport-McMoRan Copper & Gold, Inc.
                     Class B                                             2,064               115,027
                   Newmont Mining Corp.                                  4,719               213,063
                   Nucor Corp.                                           3,167               173,108
                   Phelps Dodge Corp.                                    2,138               255,961
                   United States Steel Corp.                             1,242                90,840
                                                                                       -------------
                                                                                           1,216,518
----------------------------------------------------------------------------------------------------
Multi-Utilities--1.1%
                   Ameren Corp.                                          2,162               116,164
                   CMS Energy Corp. (a)                                  2,332                38,944
                   CenterPoint Energy, Inc.                              3,279                54,366
                   Consolidated Edison, Inc.                             2,692               129,404
                   DTE Energy Co.                                        1,865                90,285
                   Dominion Resources, Inc.                              3,708               310,879
                   Duke Energy Corp.                                    13,163               437,143
                   KeySpan Corp.                                         1,837                75,648
                   NiSource, Inc.                                        2,862                68,974
                   PG&E Corp.                                            3,656               173,038
                   Public Service Enterprise Group, Inc.                 2,644               175,509
                   Sempra Energy                                         2,748               153,998
                   TECO Energy, Inc.                                     2,193                37,785
                   Xcel Energy, Inc.                                     4,265                98,351
                                                                                       -------------
                                                                                           1,960,488
----------------------------------------------------------------------------------------------------
Multiline Retail--0.9%
                   Big Lots, Inc. (a)                                    1,148                26,312
                   Dillard's, Inc. Class A                                 638                22,311
                   Dollar General Corp.                                  3,271                52,532
                   Family Dollar Stores, Inc.                            1,589                46,605
                   Federated Department Stores                           5,505               209,906
                   JC Penney Co., Inc.                                   2,358               182,415
                   Kohl's Corp. (a)                                      3,428               234,578
                   Nordstrom, Inc.                                       2,398               118,317
                   Sears Holdings Corp. (a)                                871               146,267
                   Target Corp.                                          9,003               513,621
                                                                                       -------------
                                                                                           1,552,864
----------------------------------------------------------------------------------------------------
Office Electronics--0.1%
                   Xerox Corp. (a)                                      10,118               171,500
----------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels--6.3%
                   Anadarko Petroleum Corp.                              4,819               209,723
                   Apache Corp.                                          3,453               229,659
                   Chesapeake Energy Corp.                               4,360               126,658
                   Chevron Corp.                                        22,851             1,680,234
                   ConocoPhillips                                       17,251             1,241,209
                   Consol Energy, Inc.                                   1,914                61,497
                   Devon Energy Corp.                                    4,633               310,782
                   EOG Resources, Inc.                                   2,552               159,372
                   El Paso Corp.                                         7,394               112,980
                   Exxon Mobil Corp.                                    61,138             4,685,005
                   Hess Corp.                                            2,838               140,680
                   Kinder Morgan, Inc.                                   1,124               118,863
                   Marathon Oil Corp.                                    3,685               340,863
                   Murphy Oil Corp.                                      1,961                99,717
                   Occidental Petroleum Corp.                            9,031               440,984
                   Peabody Energy Corp.                                  2,765               111,734
                   Sunoco, Inc.                                          1,291                80,507
                   Valero Energy Corp.                                   6,338               324,252
                   Williams Cos., Inc.                                   6,251               163,276
                   XTO Energy, Inc.                                      3,836               180,484
                                                                                       -------------
                                                                                          10,818,479
----------------------------------------------------------------------------------------------------
Paper & Forest Products--0.2%
                   International Paper Co.                               4,769               162,623
                   MeadWestvaco Corp.                                    1,899                57,084
                   Weyerhaeuser Co.                                      2,479               175,141
                                                                                       -------------
                                                                                             394,848
----------------------------------------------------------------------------------------------------
Personal Products--0.1%
                   Avon Products, Inc.                                   4,660               153,966
                   The Estee Lauder Cos., Inc. Class A                   1,335                54,495
                                                                                       -------------
                                                                                             208,461
----------------------------------------------------------------------------------------------------
Pharmaceuticals--4.9%
                   Abbott Laboratories                                  16,089               783,695
                   Allergan, Inc.                                        1,612               193,021
                   Barr Pharmaceuticals, Inc. (a)                        1,115                55,884
                   Bristol-Myers Squibb Co.                             20,616               542,613
                   Eli Lilly & Co.                                      10,320               537,672
                   Forest Laboratories, Inc. (a)                         3,318               167,891
                   Johnson & Johnson                                    30,392             2,006,480
                   King Pharmaceuticals, Inc. (a)                        2,548                40,564
                   Merck & Co., Inc.                                    22,757               992,205
                   Mylan Laboratories                                    2,221                44,331
                   Pfizer, Inc.                                         75,582             1,957,574
                   Schering-Plough Corp.                                15,541               367,389
                   Watson Pharmaceuticals, Inc. (a)                      1,074                27,956
                   Wyeth                                                14,116               718,787
                                                                                       -------------
                                                                                           8,436,062
----------------------------------------------------------------------------------------------------
Real Estate Investment Trusts (REITs)--0.9%
                   Apartment Investment & Management
                    Co. Class A                                          1,011                56,636
                   Archstone-Smith Trust                                 2,289               133,243
                   Boston Properties, Inc.                               1,225               137,053
                   Equity Office Properties Trust                        3,684               177,458
                   Equity Residential                                    3,062               155,397
                   Kimco Realty Corp.                                    2,369               106,487
                   Plum Creek Timber Co., Inc.                           1,856                73,962
                   ProLogis                                              2,594               157,637
                   Public Storage, Inc.                                  1,284               125,190
                   Simon Property Group, Inc.                            2,320               234,993
                   Vornado Realty Trust                                  1,354               164,511
                                                                                       -------------
                                                                                           1,522,567
----------------------------------------------------------------------------------------------------
Real Estate Management & Development--0.1%
                   CB Richard Ellis Group, Inc. (a)                      1,937                64,308
                   Realogy Corp. (a)                                     2,247                68,129
                                                                                       -------------
                                                                                             132,437
----------------------------------------------------------------------------------------------------
Road & Rail--0.6%
                   Burlington Northern Santa Fe Corp.                    3,765               277,895
                   CSX Corp.                                             4,562               157,070
                   Norfolk Southern Corp.                                4,160               209,206
                   Ryder System, Inc.                                      637                32,525
                   Union Pacific Corp.                                   2,827               260,141
                                                                                       -------------
                                                                                             936,837


8      ENHANCED S&P 500(R) COVERED CALL FUND INC.        DECEMBER 31, 2006

                                                                        Shares
Industry           Common Stocks                                          Held             Value
====================================================================================================
Semiconductors & Semiconductor
Equipment--1.9%
                   Advanced Micro Devices, Inc. (a)                      5,751         $     117,033
                   Altera Corp. (a)                                      3,793                74,646
                   Analog Devices, Inc.                                  3,585               117,839
                   Applied Materials, Inc.                              14,559               268,614
                   Broadcom Corp. Class A (a)                            4,916               158,836
                   Intel Corp.                                          60,441             1,223,930
                   Kla-Tencor Corp.                                      2,087               103,828
                   LSI Logic Corp. (a)                                   4,199                37,791
                   Linear Technology Corp.                               3,134                95,023
                   Maxim Integrated Products, Inc.                       3,362               102,944
                   Micron Technology, Inc. (a)                           7,908               110,396
                   National Semiconductor Corp.                          3,025                68,668
                   Novellus Systems, Inc. (a)                            1,296                44,608
                   Nvidia Corp. (a)                                      3,727               137,936
                   PMC-Sierra, Inc. (a)                                  2,199                14,755
                   Teradyne, Inc. (a)                                    1,989                29,755
                   Texas Instruments, Inc.                              15,554               447,955
                   Xilinx, Inc.                                          3,525                83,930
                                                                                       -------------
                                                                                           3,238,487
----------------------------------------------------------------------------------------------------
Software--2.6%
                   Adobe Systems, Inc. (a)                               6,115               251,449
                   AutoDesk, Inc. (a)                                    2,429                98,277
                   BMC Software, Inc. (a)                                2,150                69,230
                   CA, Inc.                                              4,305                97,508
                   Citrix Systems, Inc. (a)                              1,893                51,206
                   Compuware Corp. (a)                                   3,692                30,754
                   Electronic Arts, Inc. (a)                             3,234               162,864
                   Intuit, Inc. (a)                                      3,655               111,514
                   Microsoft Corp.                                      90,680             2,707,705
                   Novell, Inc. (a)                                      3,554                22,035
                   Oracle Corp. (a)                                     41,934               718,749
                   Symantec Corp. (a)                                    9,833               205,018
                                                                                       -------------
                                                                                           4,526,309
----------------------------------------------------------------------------------------------------
Specialty Retail--1.5%
                   AutoNation, Inc. (a)                                  1,568                33,430
                   AutoZone, Inc. (a)                                      531                61,362
                   Bed Bath & Beyond, Inc. (a)                           2,963               112,890
                   Best Buy Co., Inc.                                    4,229               208,025
                   Circuit City Stores, Inc.                             1,487                28,223
                   The Gap, Inc.                                         5,523               107,699
                   Home Depot, Inc.                                     21,393               859,143
                   Limited Brands                                        3,585               103,750
                   Lowe's Cos., Inc.                                    15,962               497,216
                   Office Depot, Inc. (a)                                2,918               111,380
                   OfficeMax, Inc.                                         781                38,777
                   RadioShack Corp.                                      1,424                23,895
                   The Sherwin-Williams Co.                              1,175                74,707
                   Staples, Inc.                                         7,575               202,253
                   TJX Cos., Inc.                                        4,770               136,040
                   Tiffany & Co.                                         1,419                55,682
                                                                                       -------------
                                                                                           2,654,472
----------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods--0.3%
                   Coach, Inc. (a)                                       3,852               165,482
                   Jones Apparel Group, Inc.                             1,156                38,645
                   Liz Claiborne, Inc.                                   1,076                46,763
                   Nike, Inc. Class B                                    1,971               195,188
                   VF Corp.                                                937                76,909
                                                                                       -------------
                                                                                             522,987
----------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance--1.2%
                   Countrywide Financial Corp.                           6,510               276,349
                   Fannie Mae                                           10,221               607,025
                   Freddie Mac                                           7,264               493,226
                   MGIC Investment Corp.                                   870                54,410
                   Sovereign Bancorp, Inc.                               3,767                95,644
                   Washington Mutual, Inc.                               9,908               450,715
                                                                                       -------------
                                                                                           1,977,369
----------------------------------------------------------------------------------------------------
Tobacco--1.2%
                   Altria Group, Inc.                                   21,970             1,885,465
                   Reynolds American, Inc.                               1,797               117,650
                   UST, Inc.                                             1,687                98,183
                                                                                       -------------
                                                                                           2,101,298
----------------------------------------------------------------------------------------------------
Trading Companies & Distributors--0.0%
                   WW Grainger, Inc.                                       767                53,644
----------------------------------------------------------------------------------------------------
Wireless Telecommunication Services--0.5%
                   Alltel Corp.                                          3,917               236,900
                   Sprint Nextel Corp.                                  30,345               573,217
                                                                                       -------------
                                                                                             810,117
----------------------------------------------------------------------------------------------------
                   Total Common Stocks
                   (Cost--$113,831,636)--77.4%                                           133,368,544
====================================================================================================

                                                                          Face
                   U.S. Government Obligations                          Amount
====================================================================================================
                   U.S. Treasury Notes, 4.25%
                     due 10/31/2007                                $33,485,000            33,267,883
----------------------------------------------------------------------------------------------------
                   Total U.S. Government Obligations
                   (Cost--$33,312,899)--19.3%                                             33,267,883
====================================================================================================

                   Short-Term Securities
====================================================================================================
Time Deposits--2.4%
                   State Street Bank & Trust Co.,
                     4.25% due 1/02/2007                             4,259,722             4,259,722
----------------------------------------------------------------------------------------------------
                   Total Short-Term Securities
                   (Cost--$4,259,722)--2.4%                                                4,259,722
====================================================================================================
                   Total Investments
                   (Cost--$151,404,257)--99.1%                                           170,896,149
====================================================================================================

                                                                     Number of
                   Options Written                                   Contracts
====================================================================================================
Call Options Written
                   S&P 500 Index, expiring
                     January 2007 at USD 1,435                             960              (681,600)
----------------------------------------------------------------------------------------------------
                   Total Options Written
                   (Premiums Received--$1,447,776)--(0.4%)                                  (681,600)
====================================================================================================
Total Investments, Net of Options Written
(Cost--$149,956,481*)--98.7%                                                             170,214,549

Other Assets Less Liabilities --1.3%                                                       2,167,184
                                                                                       -------------
Net Assets--100.0%                                                                     $ 172,381,733
                                                                                       =============


       ENHANCED S&P 500(R) COVERED CALL FUND INC.        DECEMBER 31, 2006     9

Schedule of Investments (concluded)

* The cost and unrealized appreciation (depreciation) of investments, net of options written, as of December 31, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost ............................................  $170,172,726
                                                                   ============
      Gross unrealized appreciation .............................  $  1,890,948
      Gross unrealized depreciation .............................    (1,849,125)
                                                                   ------------
      Net unrealized appreciation ...............................  $     41,823
                                                                   ============

(a)   Non-income producing security.
(b) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                  Purchase       Sales      Realized    Dividend
      Affiliate                     Cost         Cost         Gains      Income
      --------------------------------------------------------------------------
      Merrill Lynch & Co., Inc.    $23,686     $121,797      $36,045    $ 10,663
      --------------------------------------------------------------------------

o Financial futures contracts purchased as of December 31, 2006 were as follows:

      -------------------------------------------------------------------------
      Number of                      Expiration         Face        Unrealized
      Contracts         Issue           Date            Value      Depreciation
      -------------------------------------------------------------------------
          40       E-MINI S&P 500    March 2007      $2,876,628    $    (19,628)
      -------------------------------------------------------------------------

o     Total Return Swaps outstanding as of December 31, 2006 were as follows:

      ------------------------------------------------------------------------------------------------------------------------------
                                                                                                         Notional        Unrealized
      Counterparty           Receive Total Return                Pay                   Expiration         Amount        Appreciation
      ------------------------------------------------------------------------------------------------------------------------------
      HSBC Bank USA NA       CBOE S&P 500
                             BuyWrite Index            12-month LIBOR rate plus
                             (BXM(SM))--Total Return   a negotiated spread            October 2007      $50,000,000     $    762,107

      Deutsche Bank AG       CBOE S&P 500
                             BuyWrite Index            12-month LIBOR rate plus
                             (BXM(SM))--Total Return   a negotiated spread            October 2007      $68,200,199        1,053,938
      ------------------------------------------------------------------------------------------------------------------------------
      Total                                                                                                             $  1,816,045

o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for the purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are unaudited.

      See Notes to Financial Statements.


10     ENHANCED S&P 500(R) COVERED CALL FUND INC.        DECEMBER 31, 2006

Statement of Assets, Liabilities and Capital

As of December 31, 2006
===================================================================================================================================
Assets
-----------------------------------------------------------------------------------------------------------------------------------
            Investments in unaffiliated securities, at value (identified cost--$150,828,346) ...                      $ 170,033,484
            Investments in affiliated securities, at value (identified cost--$575,911) .........                            862,665
            Cash collateral on financial futures contracts .....................................                            112,000
            Unrealized appreciation on swaps ...................................................                          1,816,045
            Receivables:
               Interest ........................................................................    $     235,125
               Dividends .......................................................................          189,396
               Securities sold .................................................................           21,071           445,592
                                                                                                    -------------
            Prepaid expenses ...................................................................                              9,943
                                                                                                                      -------------
            Total assets .......................................................................                        173,279,729
                                                                                                                      -------------
===================================================================================================================================
Liabilities
-----------------------------------------------------------------------------------------------------------------------------------
            Options written, at value (premiums received--$1,447,776) ..........................                            681,600
            Payables:
               Investment adviser ..............................................................          109,365
               Variation margin ................................................................           12,786           122,151
                                                                                                    -------------
            Accrued expenses ...................................................................                             94,245
                                                                                                                      -------------
            Total liabilities ..................................................................                            897,996
                                                                                                                      -------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
            Net Assets .........................................................................                      $ 172,381,733
                                                                                                                      =============
===================================================================================================================================
Capital
-----------------------------------------------------------------------------------------------------------------------------------
            Common Stock, $.001 par value, 100,000,000 shares authorized .......................                      $       9,078
            Paid-in capital in excess of par ...................................................                        168,968,364
            Undistributed investment income--net ...............................................    $   1,911,324
            Accumulated realized capital losses--net ...........................................      (20,561,518)
            Unrealized appreciation--net .......................................................       22,054,485
                                                                                                    -------------
            Total accumulated earnings--net ....................................................                          3,404,291
                                                                                                                      -------------
            Total capital--Equivalent to $18.99 per share based on 9,078,347 shares of
             Common Stock outstanding (market price--$20.31) ...................................                      $ 172,381,733
                                                                                                                      =============

      See Notes to Financial Statements.


       ENHANCED S&P 500(R) COVERED CALL FUND INC.        DECEMBER 31, 2006    11

Statement of Operations

For the Year Ended December 31, 2006
===================================================================================================================================
Investment Income
-----------------------------------------------------------------------------------------------------------------------------------
            Dividends (including $10,663 from affiliates) ......................................                      $   2,653,572
            Interest ...........................................................................                          1,534,873
                                                                                                                      -------------
            Total income .......................................................................                          4,188,445
                                                                                                                      -------------
===================================================================================================================================
Expenses
-----------------------------------------------------------------------------------------------------------------------------------
            Investment advisory fees ...........................................................    $   1,497,171
            Accounting services ................................................................           77,879
            Professional fees ..................................................................           64,605
            Directors' fees and expenses .......................................................           63,143
            Custodian fees .....................................................................           44,974
            Printing and shareholder reports ...................................................           33,906
            Transfer agent fees ................................................................           33,079
            Repurchase fees ....................................................................           19,199
            Listing fees .......................................................................           16,572
            Pricing fees .......................................................................            1,222
            Other ..............................................................................           15,455
                                                                                                    -------------
            Total expenses .....................................................................                          1,867,205
                                                                                                                      -------------
            Investment income--net .............................................................                          2,321,240
                                                                                                                      -------------
===================================================================================================================================
Realized & Unrealized Gain (Loss)--Net
-----------------------------------------------------------------------------------------------------------------------------------
            Realized gain (loss) on:
               Investments--net (including $36,045 from affiliates) ............................        2,468,325
               Financial futures contracts and swaps--net ......................................        8,159,286
               Options written--net ............................................................       (2,978,898)        7,648,713
                                                                                                    -------------
            Change in unrealized appreciation on:
               Investments--net ................................................................       15,061,523
               Financial futures contracts and swaps--net ......................................        1,365,670
               Options written--net ............................................................         (532,558)       15,894,635
                                                                                                    -------------------------------
            Total realized and unrealized gain--net ............................................                         23,543,348
                                                                                                                      -------------
            Net Increase in Net Assets Resulting from Operations ...............................                      $  25,864,588
                                                                                                                      =============

      See Notes to Financial Statements.


12     ENHANCED S&P 500(R) COVERED CALL FUND INC.        DECEMBER 31, 2006

Statements of Changes in Net Assets

                                                                                                                     For the Period
                                                                                                       For the        September 30,
                                                                                                     Year Ended          2005+ to
                                                                                                     December 31,      December 31,
Increase (Decrease) in Net Assets:                                                                       2006              2005
===================================================================================================================================
Operations
-----------------------------------------------------------------------------------------------------------------------------------
            Investment income--net .............................................................    $   2,321,240     $     577,974
            Realized gain (loss)--net ..........................................................        7,648,713        (8,010,406)
            Change in unrealized appreciation--net .............................................       15,894,635         6,159,850
                                                                                                    -------------------------------
            Net increase (decrease) in net assets resulting from operations ....................       25,864,588        (1,272,582)
                                                                                                    -------------------------------
===================================================================================================================================
Dividends & Distributions to Shareholders
-----------------------------------------------------------------------------------------------------------------------------------
            Investment income--net .............................................................         (429,115)         (577,974)
            Realized gain--net .................................................................      (19,628,868)         (570,957)
            Tax return of capital ..............................................................               --        (3,941,449)
                                                                                                    -------------------------------
            Net decrease in net assets resulting from dividends and distributions to
             shareholders ......................................................................      (20,057,983)       (5,090,380)
                                                                                                    -------------------------------
===================================================================================================================================
Common Stock Transactions
-----------------------------------------------------------------------------------------------------------------------------------
            Net proceeds from issuance of shares ...............................................               --       176,675,000
            Net redemption of Common Stock resulting from a repurchase offer (including
             $2,759 of repurchase offer fees) ..................................................       (5,378,110)               --
            Offering costs resulting from the issuance of shares ...............................               --          (370,000)
            Value of shares issued to shareholders in reinvestment of dividends and
             distributions .....................................................................        1,911,192                --
                                                                                                    -------------------------------
            Net increase (decrease) in net assets resulting from common stock transactions .....       (3,466,918)      176,305,000
                                                                                                    -------------------------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
            Total increase in net assets .......................................................        2,339,687       169,942,038
            Beginning of period ................................................................      170,042,046           100,008
                                                                                                    -------------------------------
            End of period* .....................................................................    $ 172,381,733     $ 170,042,046
                                                                                                    ===============================
              * Undistributed investment income--net ...........................................    $   1,911,324     $          --
                                                                                                    ===============================

+     Commencement of operations.

      See Notes to Financial Statements.


       ENHANCED S&P 500(R) COVERED CALL FUND INC.        DECEMBER 31, 2006    13

Financial Highlights

                                                                                                For the Period
                                                                               For the           September 30,
                                                                              Year Ended           2005+ to
The following per share data and ratios have been derived                    December 31,         December 31,
from information provided in the financial statements.                           2006                 2005
==============================================================================================================
Per Share Operating Performance
--------------------------------------------------------------------------------------------------------------
            Net asset value, beginning of period .....................       $     18.37          $     19.10
                                                                             ---------------------------------
            Investment income--net*** ................................               .25                  .06
            Realized and unrealized gain (loss)--net .................              2.57++               (.20)
                                                                             ---------------------------------
            Total from investment operations .........................              2.82                 (.14)
                                                                             ---------------------------------
            Less dividends and distributions from:
               Investment income--net ................................              (.05)                (.06)
               Realized gain--net ....................................             (2.15)                (.06)
               Tax return of capital .................................                --                 (.43)
                                                                             ---------------------------------
            Total dividends and distributions ........................             (2.20)                (.55)
                                                                             ---------------------------------
            Offering costs resulting from the issuance on Common Stock                --                 (.04)
                                                                             ---------------------------------
            Net asset value, end of period ...........................       $     18.99          $     18.37
                                                                             =================================
            Market price per share, end of period ....................       $     20.31          $     16.83
                                                                             =================================
==============================================================================================================
Total Investment Return**
--------------------------------------------------------------------------------------------------------------
            Based on net asset value per share .......................             16.11%                (.73%)@
                                                                             =================================
            Based on market price per share ..........................             35.55%              (13.14%)@
                                                                             =================================
==============================================================================================================
Ratios to Average Net Assets
--------------------------------------------------------------------------------------------------------------
            Expenses .................................................              1.06%                1.36%*
                                                                             =================================
            Investment income--net ...................................              1.32%                1.32%*
                                                                             =================================
==============================================================================================================
Supplemental Data
--------------------------------------------------------------------------------------------------------------
            Net assets, end of period (in thousands) .................       $   172,382          $   170,042
                                                                             =================================
            Portfolio turnover .......................................             25.62%                7.31%
                                                                             =================================

*     Annualized.
** Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.
***   Based on average shares outstanding.
+     Commencement of operations.
++    Includes repurchase offer fees, which are less than $.01 per share.
@     Aggregate total investment return.

      See Notes to Financial Statements.

14     ENHANCED S&P 500(R) COVERED CALL FUND INC.        DECEMBER 31, 2006

Notes to Financial Statements

1. Significant Accounting Policies:

Enhanced S&P 500(R) Covered Call Fund Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company with a fixed term of approximately five years. The Fund's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The Fund determines and makes available for publication the net asset value of its Common Stock on a daily basis. The Fund's Common Stock shares are listed on the New York Stock Exchange ("NYSE") under the symbol BEO. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- Equity securities that are held by the Fund that are traded on stock exchanges or the NASDAQ Global Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available asked price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Directors of the Fund. Long positions traded in the over-the-counter ("OTC") market, NASDAQ Capital Market or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Directors of the Fund. Short positions traded in the OTC market are valued at the last available asked price. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market.

Options written or purchased are valued at the last sales price in the case of exchange-traded options. Options traded in the OTC market are valued at the last asked price (options written) and last bid price (options purchased). Swap agreements are valued based upon quoted fair valuations received daily by the Fund from a pricing service or counterparty. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Obligations with remaining maturities of 60 days or less are valued at amortized cost unless the Investment Advisor believes that this method no longer produces fair valuations.

Repurchase agreements are valued at cost plus accrued interest. The Fund employs pricing services to provide certain securities prices for the Fund. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund, including valuations furnished by the pricing services retained by the Fund, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Fund under the general supervision of the Fund's Board of Directors. Such valuations and procedures will be reviewed periodically by the Board of Directors of the Fund.

Generally, trading in foreign securities, as well as U.S. government securities, money market instruments and certain fixed income securities, is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates will be determined as of the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Fund's net asset value. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Fund's Board of Directors or by the Investment Advisor using a pricing service and/or procedures approved by the Fund's Board of Directors.

(b) Derivative financial instruments -- The Fund will engage in various portfolio investment strategies both to enhance its returns or as a proxy for a direct investment in securities underlying the Fund's index. Losses may arise due to changes in the value of the contract due to an unfavorable change in the price of the underlying security or index, or if the counterparty does not perform under the contract.

o Options -- The Fund writes covered call options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. The Fund provides the purchaser with the right to potentially receive a cash payment from the Fund equal to any appreciation in the cash value of the index over the strike price on the expiration date of the written option. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a


       ENHANCED S&P 500(R) COVERED CALL FUND INC.        DECEMBER 31, 2006    15
      gain or loss on the option to the extent of the premiums received (or gain or loss to the extent the cost of the closing transaction exceeds the premium received).

      Written options are non-income producing investments.

o Financial futures contracts -- The Fund may purchase or sell financial futures contracts and options on such financial futures contracts. Financial futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Swaps -- The Fund will enter into swap agreements, which are OTC contracts in which the Fund and a counterparty agree to make periodic net payments on a specified notional amount. The net payments can be made for a set period of time or may be triggered by a pre-determined credit event. The net periodic payments may be based on a fixed or variable interest rate; the change in market value of a specified security, basket of securities, or index; or the return generated by a security. These periodic payments received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Gains or losses are also realized upon termination of the swap agreements. Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). Risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements.

(c) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

(d) Security transactions and investment income -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest is recognized on the accrual basis. The Fund amortizes all premiums and discounts on debt securities.

(e) Dividends and distributions -- Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. A portion of the dividends paid by the Fund during the period September 30, 2005 to December 31, 2005 was characterized as a tax return of capital.

(f) Offering expenses -- Direct expenses relating to the public offering of the Fund's Common Stock were charged to capital at the time of issuance of the shares.

(g) Securities lending -- The Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. Where the Fund receives securities as collateral for the loaned securities, it receives a fee from the borrower. The Fund typically receives the income on the loaned securities, but does not receive the income on the collateral. Where the Fund receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Fund may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Fund could experience delays and costs in gaining access to the collateral. The Fund also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

(h) Recent accounting pronouncements -- In July 2006, the Financial Accounting Standards Board ("FASB") issued Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109." FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or


16     ENHANCED S&P 500(R) COVERED CALL FUND INC.        DECEMBER 31, 2006
expected to be taken by an entity including mutual funds before being measured and recognized in the financial statements. Adoption of FIN 48 is required for the last net asset value calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006. The impact on the Fund's financial statements, if any, is currently being assessed.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the implications of FAS 157. At this time, its impact on the Fund's financial statements has not been determined.

(i) Reclassification -- U.S. generally accepted accounting principles require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, during the current year, $19,199 has been reclassified between paid-in capital in excess of par and undistributed net investment income as a result of a permanent difference attributable to nondeductible expenses. This reclassification has no effect on net assets or net asset value per share.

2. Investment Advisory and Management Agreement and Transactions with
Affiliates:

The Fund has entered into an Investment Advisory and Management Agreement with IQ Investment Advisors LLC ("IQ"), an indirect subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."). IQ is responsible for the investment advisory, management and administrative services to the Fund. In addition, IQ provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund will pay a monthly fee at an annual rate equal to .90% of the average daily value of the Fund's net assets plus borrowings for investment purposes, but excluding any net assets attributable to leveraging transactions. In addition, IQ entered into a Subadvisory Agreement with PEA Capital LLC ("PEA") pursuant to which PEA provided, until November 1, 2006, certain investment advisory services to IQ with respect to the Fund. For such services, IQ paid PEA a monthly fee at an annual rate equal to .40% of the average daily value of the Fund's net assets plus borrowings for investment purposes, but excluding any net assets attributable to leveraging transactions.

Effective November 1, 2006, the Subadvisory Agreement continued on the same terms with PEA's affiliate and successor, Oppenheimer Capital LLC ("Oppenheimer"), to which PEA had contributed all of its personnel and resources. At a meeting held on June 5, 2006, the Fund's Board of Directors had reviewed the change and determined that it would not change how the Fund is managed or operated; would not harm the Fund in any manner; and that there would not be an assignment of the Subadvisory Agreement within the meaning of the Investment Company Act of 1940. There was no increase in the aggregate fees paid by the Fund for these services.

On September 29, 2006, BlackRock, Inc. ("BlackRock") and ML & Co. combined ML & Co.'s investment management business, Merrill Lynch Investment Managers, L.P. and its affiliates, with BlackRock to create a new independent company. ML & Co. owns up to a 49.8% economic interest and up to a 45% voting interest in the combined company, and The PNC Financial Services Group, Inc. has approximately a 34% economic and voting interest. The new company operates under the BlackRock name and is governed by a board of directors with a majority of independent members. IQ remains an indirect subsidiary of ML & Co.

Effective October 2, 2006, IQ has entered into an Administration Agreement with Princeton Administrators, LLC (the "Administrator"). The Administration Agreement provides that IQ will pay the Administrator a fee from its investment advisory fee at an annual rate equal to .12% of the average daily value of the Fund's net assets for the performance of administrative and other services necessary for the operation of the Fund. There is no increase in the aggregate fees paid by the Fund for these services. The Administrator is an indirect subsidiary of BlackRock.

Certain officers of the Fund are officers of IQ and/or ML & Co. Effective September 29, 2006, certain officers of the Fund are officers of BlackRock or its affiliates.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the year ended December 31, 2006 were $43,196,629 and $62,735,575, respectively.


       ENHANCED S&P 500(R) COVERED CALL FUND INC.        DECEMBER 31, 2006    17

Notes to Financial Statements (concluded)

Transactions in call options written for the year ended December 31, 2006 were as follows:

-------------------------------------------------------------------------------
                                                    Number of        Premiums
                                                    Contracts        Received
-------------------------------------------------------------------------------
Outstanding call options written,
  beginning of year ..........................           1,083     $  1,645,294
Options written ..............................          12,930       21,361,195
Options closed ...............................         (10,813)     (17,633,715)
Options expired ..............................          (2,240)      (3,924,998)
                                                  -----------------------------
Outstanding call options written,
  end of year ................................             960     $  1,447,776
                                                  =============================

4. Common Stock Transactions:

The Fund is authorized to issue 100,000,000 shares of stock, all of which are initially classified as Common Stock, par value $.001. The Board of Directors is authorized, however, to classify and reclassify any unissued shares of Common Stock without approval of the holders of Common Stock.

The Fund will make offers to repurchase its shares at annual (approximately 12-month) intervals. The shares tendered in the repurchase offer will be subject to a repurchase fee retained by the Fund to compensate the Fund for expenses directly related to the repurchase offer.

Shares issued and outstanding for the year ended Decem- ber 31, 2006 increased by 99,053 from dividend and distribution reinvestments and decreased by 275,942 as a result of a repurchase offer and during the period September 30, 2005 to December 31, 2005 increased by 9,250,000 from shares sold.

5. Distributions to Shareholders:

The tax character of distributions paid during the fiscal year ended December 31, 2006 and for the period September 30, 2005 to December 31, 2005 was as follows:

--------------------------------------------------------------------------------
                                                                   9/30/2005+ to
                                                     12/31/2006      12/31/2005
--------------------------------------------------------------------------------
Distributions paid from:
  Ordinary income ................................   $ 9,922,149    $   577,974
  Long-term capital gain .........................    10,135,834        570,957
  Tax return of capital ..........................            --      3,941,449
                                                     --------------------------
Total distributions ..............................   $20,057,983    $ 5,090,380
                                                     ==========================
+     Commencement of operations.

As of December 31, 2006, the components of accumulated earnings on a tax basis were as follows:

-------------------------------------------------------------------------------
Undistributed ordinary income -- net ............................    $2,111,324
Undistributed long-term capital gains -- net ....................       200,000
                                                                     ----------
Total undistributed earnings -- net .............................     2,311,324
Capital loss carryforward .......................................            --
Unrealized gains -- net .........................................     1,092,967*
                                                                     ----------
Total accumulated earnings -- net ...............................    $3,404,291
                                                                     ==========
* The difference between book-basis and tax-basis net unrealized gains is attributable primarily to the realization for tax purposes of unrealized gains (losses) on certain financial futures contracts, and the realization for tax purposes of unrealized gains (losses) on certain securities that are part of a straddle.


18     ENHANCED S&P 500(R) COVERED CALL FUND INC.        DECEMBER 31, 2006

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of Enhanced S&P 500(R) Covered Call Fund Inc.:

We have audited the accompanying statement of assets, liabilities and capital, including the schedule of investments, of Enhanced S&P 500(R) Covered Call Fund Inc. as of December 31, 2006, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the year then ended and for the period September 30, 2005 (commencement of operations) through December 31, 2005. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian and broker. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Enhanced S&P 500(R) Covered Call Fund Inc. as of December 31, 2006, the results of its operations for the year then ended, and the changes in its net assets and its financial highlights for the year then ended and for the period September 30, 2005 through December 31, 2005, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, NJ
February 28, 2007

Important Tax Information (unaudited)

The following information is provided with respect to the taxable ordinary income portion of the distributions paid by Enhanced S&P 500 Covered Call Fund Inc. to shareholders of record on June 22, 2006 and December 19, 2006:

--------------------------------------------------------------------------------
Federal Obligation Interest ......................................      10.12%*
Interest-Related Dividends for Non-U.S. Residents ................       2.46%**
Short-Term Capital Gain Dividends for Non-U.S. Residents .........      95.67%**
--------------------------------------------------------------------------------

* The law varies in each state as to whether and what percentage of dividend income attributable to Federal Obligations is exempt from state income tax. We recommend that you consult your tax adviser to determine if any portion of the dividends you received is exempt from state income taxes.
** Represents the portion of the taxable ordinary income dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations.

Additionally, the Fund distributed long-term capital gains of $.555830 per share to shareholders of record on June 22, 2006 and December 19, 2006.


       ENHANCED S&P 500(R) COVERED CALL FUND INC.        DECEMBER 31, 2006    19

Fundamental Periodic Repurchase Policy

The Board of Directors approved a fundamental policy whereby the Fund would adopt an "interval fund" structure pursuant to Rule 23c-3 under the Investment Company Act of 1940 (the "1940 Act"), as amended. As an interval fund, the Fund will make annual repurchase offers at net asset value (less repurchase fee not to exceed 2%) to all Fund shareholders. The percentage of outstanding shares that the Fund can repurchase in each offer will be established by the Fund's Board of Directors shortly before the commencement of each offer, and will be between 5% and 25% of the Fund's then outstanding shares.

The Fund has adopted the following fundamental policy regarding the periodic repurchases:

a) The Fund will make offers to repurchase its shares at annual (approximately once every 13 months) intervals pursuant to Rule 23c-3 under the 1940 Act ("Offers"). The Board of Directors may place such conditions and limitations on an Offer as may be permitted under Rule 23c-3.

b) The repurchase request deadline, by which the Fund must receive repurchase requests submitted by shareholders in response to the most recent offer, will be determined by reference to the maturity date of the swap contracts that comprise the Fund's leveraging transactions (as described in the Fund's prospectus) for each annual period, and will be the fourteenth day prior to such maturity date; provided that in the event that such day is not a business day, the repurchase request deadline will be the business day subsequent to the fourteenth day prior to the maturity date of the swap contracts (the "Repurchase Request Deadline") .

c) The maximum number of days between a Repurchase Request Deadline and the next repurchase pricing date will be fourteen days; provided that if the fourteenth day after a Repurchase Request Deadline is not a business day, the repurchase pricing date shall be the next business day (the "Repurchase Pricing Date").

d) Offers may be suspended or postponed under certain circumstances, as provided for in Rule 23c-3.

Under the terms of the Offer for the most recent annual period, the Fund offered to purchase up to 2,313,809 shares from shareholders at an amount per share equal to the Fund's net asset value per share, calculated as of the close of business of the New York Stock Exchange on October 23, 2006, nine business days after Tuesday, October 10, 2006, the Repurchase Request Deadline. As of October 23, 2006, 275,942 shares, or 2.98% of the Fund's outstanding shares, were purchased by the Fund at $19.50 per share (subject to a repurchase fee of .06% of the net asset value per share). The Fund's net asset value per share was determined as of 4:00 p.m. EST, Monday, October 23, 2006.

Fund Certification

In May 2006, the Fund filed its Chief Executive Officer Certification for the prior year with the New York Stock Exchange pursuant to Section 303A.12(a) of the New York Stock Exchange Corporate Governance Listing Standards.

The Fund's Chief Executive Officer and Chief Financial Officer Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 were filed with the Fund's Form N-CSR and are available on the Securities and Exchange Commission's Web site at http://www.sec.gov.


20     ENHANCED S&P 500(R) COVERED CALL FUND INC.        DECEMBER 31, 2006

Automatic Dividend Reinvestment Plan

How the Plan Works -- The Fund offers a Dividend Reinvestment Plan (the "Plan") under which income and capital gains dividends paid by the Fund are automatically reinvested in additional shares of Common Stock of the Fund. The Plan is administered on behalf of the shareholders by The Bank of New York (the "Plan Agent"). Under the Plan, whenever the Fund declares a dividend, participants in the Plan will receive the equivalent in shares of Common Stock of the Fund. The Plan Agent will acquire the shares for the participant's account either (i) through receipt of additional unissued but authorized shares of the Fund ("newly issued shares") or (ii) by purchase of outstanding shares of Common Stock on the open market on the New York Stock Exchange or elsewhere. If, on the dividend payment date, the Fund's net asset value per share is equal to or less than the market price per share plus estimated brokerage commissions (a condition often referred to as a "market premium"), the Plan Agent will invest the dividend amount in newly issued shares. If the Fund's net asset value per share is greater than the market price per share (a condition often referred to as a "market discount"), the Plan Agent will invest the dividend amount by purchasing on the open market additional shares. If the Plan Agent is unable to invest the full dividend amount in open market purchases, or if the market discount shifts to a market premium during the purchase period, the Plan Agent will invest any uninvested portion in newly issued shares. The shares acquired are credited to each shareholder's account. The amount credited is determined by dividing the dollar amount of the dividend by either (i) when the shares are newly issued, the net asset value per share on the date the shares are issued or
(ii) when shares are purchased in the open market, the average purchase price per share.

Participation in the Plan -- Participation in the Plan is automatic, that is, a shareholder is automatically enrolled in the Plan when he or she purchases shares of Common Stock of the Fund unless the shareholder specifically elects not to participate in the Plan. Shareholders who elect not to participate will receive all dividend distributions in cash. Shareholders who do not wish to participate in the Plan, must advise the Plan Agent in writing (at the address set forth below) that they elect not to participate in the Plan. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by writing to the Plan Agent.

Benefits of the Plan -- The Plan provides an easy, convenient way for shareholders to make additional, regular investments in the Fund. The Plan promotes a long-term strategy of investing at a lower cost. All shares acquired pursuant to the Plan receive voting rights. In addition, if the market price plus commissions of the Fund's shares is above the net asset value, participants in the Plan will receive shares of the Fund for less than they could otherwise purchase them and with a cash value greater than the value of any cash distribution they would have received. However, there may not be enough shares available in the market to make distributions in shares at prices below the net asset value. Also, since the Fund does not redeem shares, the price on resale may be more or less than the net asset value.

Plan Fees -- There are no enrollment fees or brokerage fees for participating in the Plan. The Plan Agent's service fees for handling the reinvestment of distributions are paid for by the Fund. However, brokerage commissions may be incurred when the Fund purchases shares on the open market and shareholders will pay a pro rata share of any such commissions.

Tax Implications -- The automatic reinvestment of dividends and distributions will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such dividends. Therefore, income and capital gains may still be realized even though shareholders do not receive cash. Participation in the Plan generally will not affect the tax-exempt status of exempt interest dividends paid by the Fund. If, when the Fund's shares are trading at a market premium, the Fund issues shares pursuant to the Plan that have a greater fair market value than the amount of cash reinvested, it is possible that all or a portion of the discount from the market value (which may not exceed 5% of the fair market value of the Fund's shares) could be viewed as a taxable distribution. If the discount is viewed as a taxable distribution, it is also possible that the taxable character of this discount would be allocable to all the shareholders, including shareholders who do not participate in the Plan. Thus, shareholders who do not participate in the Plan might be required to report as ordinary income a portion of their distributions equal to their allocable share of the discount.

Contact Information -- All correspondence concerning the Plan, including any questions about the Plan, should be directed to the Plan Agent at The Bank of New York, Church Street Station, P.O. Box 11258, New York, NY 10286-1258,
Telephone: 800-432-8224.


       ENHANCED S&P 500(R) COVERED CALL FUND INC.        DECEMBER 31, 2006    21

Officers and Directors

                                                                                                       Number of IQ
                                                                                                       Advisors-
                                                                                                       Affiliate
                                                                                                       Advised Funds   Other Public
                           Position(s)  Length of                                                      and Portfolios  Directorships
                           Held with    Time                                                           Overseen        Held by
Name        Address & Age  Fund         Served** Principal Occupation(s) During Past 5 Years           By Director     Director
====================================================================================================================================
Non-Interested Directors*
------------------------------------------------------------------------------------------------------------------------------------
Alan R.     P.O. Box 9095  Director &   2005 to  Vice-Chairman, Kissinger Associates, Inc., a                7         Hasbro, Inc.;
Batkin      Princeton, NJ  Chairman of  present  consulting firm, since 1990.                                          Overseas
            08543-9095     the Board                                                                                   Shipholding
            Age: 62                                                                                                    Group, Inc.;
                                                                                                                       Cantel
                                                                                                                       Medical
                                                                                                                       Corp.; and
                                                                                                                       Diamond
                                                                                                                       Offshore
                                                                                                                       Drilling,
                                                                                                                       Inc.
------------------------------------------------------------------------------------------------------------------------------------
Paul        P.O. Box 9095  Director &   2005 to  Professor, Columbia University Business School              7         None
Glasserman  Princeton, NJ  Chairman of  present  since 1991; Senior Vice Dean since July 2004.
            08543-9095     the Audit
            Age: 44        Committee
------------------------------------------------------------------------------------------------------------------------------------
Steven W.   P.O. Box 9095  Director     2005 to  Retired since August 2002; Managing Director,               7         Ametek, Inc.
Kohlhagen   Princeton, NJ               present  Wachovia National Bank and its predecessors
            08543-9095                           (1992 - 2002).
            Age: 59
------------------------------------------------------------------------------------------------------------------------------------
William J.  P.O. Box 9095  Director &   2005 to  Retired since November 2004; Chairman and                   7         None
Rainer      Princeton, NJ  Chairman of  present  Chief Executive Officer, OneChicago, LLC, a
            08543-9095     Nominating            designated contract market (2001 to November
            Age: 60        and                   2004); Chairman, U.S. Commodity Futures
                           Corporate             Trading Commission (1999 - 2001).
                           Governance
                           Committee
            ------------------------------------------------------------------------------------------------------------------------
            *     Each of the Non-Interested Directors is a member of the Audit Committee and the Nominating and Corporate
                  Governance Committee.
            **    Each Director will serve for a term of one year and until his successor is elected and qualifies, or his earlier death, resignation or removal as provided in the Fund's Bylaws, charter or by statute.


22     ENHANCED S&P 500(R) COVERED CALL FUND INC.        DECEMBER 31, 2006

Officers and Directors (concluded)

                           Position(s)  Length of
                           Held with    Time
Name        Address & Age  Fund         Served   Principal Occupation(s) During Past 5 Years
====================================================================================================================================
Fund Officers*
------------------------------------------------------------------------------------------------------------------------------------
Mitchell    P.O. Box 9011  President    2005 to  IQ Investment Advisors LLC, President since April 2004; MLPF&S, Managing Director,
M. Cox      Princeton, NJ               present  Head of Global Private Client Market Investments & Origination since 2003; MLPF&S,
            08543-9011                           Managing Director, Head of Structured Products Origination and Sales (2001 - 2003);
            Age: 41                              MLPF&S, Director, Head of Structured Products Origination (1997 - 2001).
------------------------------------------------------------------------------------------------------------------------------------
Donald C.   P.O. Box 9011  Vice         2005 to  IQ Investment Advisors LLC, Treasurer and Secretary since December 2004; Managing
Burke       Princeton, NJ  President,   present  Director of BlackRock, Inc. since 2006; Managing Director of Merrill Lynch
            08543-9011     Treasurer             Investment Managers, L.P. ("MLIM") and Fund Asset Management, L.P. ("FAM") (2006);
            Age: 46        and                   First Vice President of MLIM and FAM (1997 - 2005) and Treasurer thereof (1999 -
                           Secretary             2006); Vice President of MLIM and FAM (1990 - 1997).
------------------------------------------------------------------------------------------------------------------------------------
Martin G.   P.O. Box 9011  Chief        2006 to  IQ Investment Advisors LLC, Chief Legal Officer since June 2006; Merrill Lynch &
Byrne       Princeton, NJ  Legal        present  Co., Inc., Office of General Counsel, Managing Director since 2006, First Vice
            08543-9011     Officer               President (2002 - 2006), Director (2000 - 2002).
            Age: 44
------------------------------------------------------------------------------------------------------------------------------------
Jeffrey     P.O. Box 9011  Fund Chief   2005 to  IQ Investment Advisors LLC, Fund Chief Compliance Officer since 2004; Managing
Hiller      Princeton, NJ  Compliance   present  Director of BlackRock, Inc. and Fund Chief Compliance Officer since 2006; Chief
            08543-9011     Officer               Compliance Officer of the MLIM/FAM-advised funds and First Vice President and Chief
            Age: 55                              Compliance Officer of MLIM (Americas Region) (2004 - 2006); Global Director of
                                                 Compliance at Morgan Stanley Investment Management (2000 - 2004); Managing Director
                                                 and Global Director of Compliance at Citigroup Asset Management (2000 - 2002);
                                                 Chief Compliance Officer at Soros Fund Management in 2000; Chief Compliance Officer
                                                 at Prudential Financial (1995 - 2000); Senior Counsel in the Securities and
                                                 Exchange Commission's Division of Enforcement in Washington, D.C. (1990 - 1995).
------------------------------------------------------------------------------------------------------------------------------------
Justin C.   P.O. Box 9011  Vice         2005 to  IQ Investment Advisors LLC, Vice President since 2005; MLPF&S, Director, Global
Ferri       Princeton, NJ  President    present  Private Client Market Investments & Origination since 2006; MLPF&S, Vice President,
            08543-9011                           Global Private Client Market Investments & Origination in 2005; MLPF&S, Vice
            Age: 31                              President, Head of Global Private Client Rampart Equity Derivatives (2004 - 2005);
                                                 MLPF&S, Vice President, Co-Head Global Private Client Domestic Analytic Development
                                                 (2002 - 2004); mPower Advisors LLC, Vice President, Quantitative Development (1999
                                                 - 2002).
------------------------------------------------------------------------------------------------------------------------------------
Jay M.      P.O. Box 9011  Vice         2005 to  IQ Investment Advisors LLC, Vice President since 2005; BlackRock, Inc., Director
Fife        Princeton, NJ  President    present  since 2006; MLIM, Director (2000 - 2006); MLPF&S, Director (2000) and Vice
            08543-9011                           President (1997 - 2000).
            Age: 36
------------------------------------------------------------------------------------------------------------------------------------
Colleen R.  P.O. Box 9011  Vice         2005 to  IQ Investment Advisors LLC, Vice President since 2005; MLPF&S, Director, Global
Rusch       Princeton, NJ  President    present  Private Client Market Investments & Origination since July 2005; MLIM, Director
            08543-9011                           from January 2005 to July 2005; Vice President of MLIM (1998 - 2004).
            Age: 39
            ------------------------------------------------------------------------------------------------------------------------
            *     Officers of the Fund serve at the pleasure of the Board of Directors.
------------------------------------------------------------------------------------------------------------------------------------

Custodian

State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101

Transfer Agent

The Bank of New York
101 Barclay Street -- 11 East
New York, NY 10286

NYSE Symbol

BEO

Contact Information

For more information regarding the Fund, please visit www.IQIAFunds.com or contact us at 1-877-449-4742.


       ENHANCED S&P 500(R) COVERED CALL FUND INC.        DECEMBER 31, 2006    23

[LOGO] IQ
       INVESTMENT
       ADVISORS                                                www.IQIAFunds.com

Enhanced S&P 500(R) Covered Call Fund Inc. seeks to provide leveraged returns on the CBOE S&P 500(R) BuyWrite Index(SM) less fees and expenses.

This report, including the financial information herein, is transmitted to shareholders of Enhanced S&P 500(R) Covered Call Fund Inc. for their information. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge at www.IQIAFunds.com/proxyvoting.asp or upon request by calling toll-free 1-877-449-4742 or through the Securities and Exchange Commission's Web site at http://www.sec.gov. Information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available (1) at www.IQIAFunds.com/proxyvoting.asp; and (2) on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Enhanced S&P 500(R) Covered Call Fund Inc.
P.O. Box 9011
Princeton, NJ 08543-9011

                                                                 #IQBEO -- 12/06

Item 2 - Code of Ethics - The registrant has adopted a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge upon request by calling toll-free 1-877-449-4742.

Item 3 - Audit Committee Financial Expert - The registrant's board of directors has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent: (1) Alan R. Batkin and (2) Steven W. Kohlhagen.

Item 4 - Principal Accountant Fees and Services

         (a) Audit Fees -         Fiscal Year Ending December 31, 2006 - $26,000
                                  Fiscal Year Ending December 31, 2005 - $30,600

         The nature of the services include fees for professional services rendered in connection with seed audits.

         (b) Audit-Related Fees - Fiscal Year Ending December 31, 2006 - $0
                                  Fiscal Year Ending December 31, 2005 - $7,200

         The nature of the services include fees for professional services rendered in connection with issuance of the letters to the underwriters in connection with the seed audits.

         (c) Tax Fees -           Fiscal Year Ending December 31, 2006 - $11,500
                                  Fiscal Year Ending December 31, 2005 - $6,,500

         The nature of the services include tax compliance, tax advice and tax planning.

         (d) All Other Fees -     Fiscal Year Ending December 31, 2006 - $0
                                  Fiscal Year Ending December 31, 2005 - $0

         (e)(1) The registrant's audit committee (the "Committee") has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant's affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis ("general pre-approval"). However, such services will only be deemed pre-approved provided that any individual project does not exceed $5,000 attributable to the registrant or $50,000 for all of the registrants the Committee oversees. Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

         (e)(2) 0%

         (f) Not Applicable

         (g) Fiscal Year Ending December 31, 2006 - $1,961,000
             Fiscal Year Ending December 31, 2005 - $5,034,771

         (h) The registrant's audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

         Regulation S-X Rule 2-01(c)(7)(ii) - $1,110,000, 0%

Item 5 - Audit Committee of Listed Registrants - The following individuals are members of the registrant's separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)):

         Alan R. Batkin
         Steven W. Kohlhagen
         Paul Glasserman
         William J. Rainer

Item 6 - Schedule of Investments - Not Applicable

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies -

         Proxy Voting Policies and Procedures

         Each Fund's Board of Directors has delegated to IQ Investment Advisors LLC, and/or any sub-investment adviser approved by the Board of Directors (the "Investment Adviser") authority to vote all proxies relating to the Fund's portfolio securities. The Investment Adviser has adopted policies and procedures ("Proxy Voting Procedures") with respect to the voting of proxies related to the portfolio securities held in the account of one or more of its clients, including a Fund. Pursuant to these Proxy Voting Procedures, the Investment Adviser's primary objective when voting proxies is to make proxy voting decisions solely in the best interests of each Fund and its shareholders, and to act in a manner that the Investment Adviser believes is most likely to enhance the economic value of the securities held by the Fund. The Proxy Voting Procedures are designed to ensure that the Investment Adviser considers the interests of its clients, including the Funds, and not the interests of the Investment Adviser, when voting proxies and that real (or perceived) material conflicts that may arise between the Investment Adviser's interest and those of the Investment Adviser's clients are properly addressed and resolved.

         In order to implement the Proxy Voting Procedures, the Investment Adviser has formed a Proxy Voting Committee (the "Committee"). The Committee is comprised of the Investment Adviser's Chief Investment Officer (the "CIO"), one or more other senior investment professionals appointed by the CIO, portfolio managers and investment analysts appointed by the CIO and any other personnel the CIO deems appropriate. The Committee will also include two non-voting representatives from the Investment Adviser's Legal department appointed by the Investment Adviser's General Counsel. The Committee's membership shall be limited to full-time employees of the Investment Adviser. No person with any investment banking, trading, retail brokerage or research responsibilities for the Investment Adviser's affiliates may serve as a member of the Committee or participate in its decision making (except to the extent such person is asked by the Committee to present information to the Committee, on the same basis as other interested knowledgeable parties not affiliated with the Investment Adviser might be asked to do so). The Committee determines how to vote the proxies of all clients, including a Fund, that have delegated proxy voting authority to the Investment Adviser and seeks to ensure that all votes are consistent with the best interests of those clients and are free from unwarranted and inappropriate influences. The Committee establishes general proxy voting policies for the Investment Adviser and is responsible for determining how those policies are applied to specific proxy votes, in light of each issuer's unique structure, management, strategic options and, in certain circumstances, probable economic and other anticipated consequences of alternate actions. In so doing, the Committee may determine to vote a particular proxy in a manner contrary to its generally stated policies. In addition, the Committee will be responsible for ensuring that all reporting and recordkeeping requirements related to proxy voting are fulfilled.

         The Committee may determine that the subject matter of a recurring proxy issue is not suitable for general voting policies and requires a case-by-case determination. In such cases, the Committee may elect not to adopt a specific voting policy applicable to that issue. The Investment Adviser believes that certain proxy voting issues require investment analysis -- such as approval of mergers and other significant corporate transactions -- akin to investment decisions, and are, therefore, not suitable for general guidelines. The Committee may elect to adopt a common position for the Investment Adviser on certain proxy votes that are akin to investment decisions, or determine to permit the portfolio manager to make individual decisions on how best to maximize economic value for a Fund (similar to normal buy/sell investment decisions made by such portfolio managers). While it is expected that the Investment Adviser will generally seek to vote proxies over which the Investment Adviser exercises voting authority in a uniform manner for all the Investment Adviser's clients, the Committee, in conjunction with a Fund's portfolio manager, may determine that the Fund's specific circumstances require that its proxies be voted differently.

         To assist the Investment Adviser in voting proxies, the Committee has retained Institutional Shareholder Services ("ISS"). ISS is an independent adviser that specializes in providing a variety of fiduciary-level proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. The services provided to the Investment Adviser by ISS include in-depth research, voting recommendations (although the Investment Adviser is not obligated to follow such recommendations), vote execution, and recordkeeping. ISS will also assist the Fund in fulfilling its reporting and recordkeeping obligations under the Investment Company Act.

         The Investment Adviser's Proxy Voting Procedures also address special circumstances that can arise in connection with proxy voting. For instance, under the Proxy Voting Procedures, the Investment Adviser generally will not seek to vote proxies related to portfolio securities that are on loan, although it may do so under certain circumstances. In addition, the Investment Adviser will vote proxies related to securities of foreign issuers only on a best efforts basis and may elect not to vote at all in certain countries where the Committee determines that the costs associated with voting generally outweigh the benefits. The Committee may at any time override these general policies if it determines that such action is in the best interests of a Fund.

         From time to time, the Investment Adviser may be required to vote proxies in respect of an issuer where an affiliate of the Investment Adviser (each, an "Affiliate"), or a money management or other client of the Investment Adviser (each, a "Client") is involved. The Proxy Voting Procedures and the Investment Adviser's adherence to those procedures are designed to address such conflicts of interest. The Committee intends to strictly adhere to the Proxy Voting Procedures in all proxy matters, including matters involving Affiliates and Clients. If, however, an issue representing a non-routine matter that is material to an Affiliate or a widely known Client is involved such that the Committee does not reasonably believe it is able to follow its guidelines (or if the particular proxy matter is not addressed by the guidelines) and vote impartially, the Committee may, in its discretion for the purposes of ensuring that an independent determination is reached, retain an independent fiduciary to advise the Committee on how to vote or to cast votes on behalf of the Investment Adviser's clients.

         In the event that the Committee determines not to retain an independent fiduciary, or it does not follow the advice of such an independent fiduciary, the powers of the Committee shall pass to a subcommittee, appointed by the CIO (with advice from the Secretary of the Committee), consisting solely of Committee members selected by the CIO. The CIO shall appoint to the subcommittee, where appropriate, only persons whose job responsibilities do not include contact with the Client and whose job evaluations would not be affected by the Investment Adviser's relationship with the Client (or failure to retain such relationship). The subcommittee shall determine whether and how to vote all proxies on behalf of the Investment Adviser's clients or, if the proxy matter is, in their judgment, akin to an investment decision, to defer to the applicable portfolio managers, provided that, if the subcommittee determines to alter the Investment Adviser's normal voting guidelines or, on matters where the Investment Adviser's policy is case-by-case, does not follow the voting recommendation of any proxy voting service or other independent fiduciary that may be retained to provide research or advice to the Investment Adviser on that matter, no proxies relating to the Client may be voted unless the Secretary, or in the Secretary's absence, the Assistant Secretary of the Committee concurs that the subcommittee's determination is consistent with the Investment Adviser's fiduciary duties.

         In addition to the general principles outlined above, the Investment Adviser has adopted voting guidelines with respect to certain recurring proxy issues that are not expected to involve unusual circumstances. These policies are guidelines only, and the Investment Adviser may elect to vote differently from the recommendation set forth in a voting guideline if the Committee determines that it is in a Fund's best interest to do so. In addition, the guidelines may be reviewed at any time upon the request of a Committee member and may be amended or deleted upon the vote of a majority of Committee members present at a Committee meeting at which there is a quorum.

         The Investment Adviser has adopted specific voting guidelines with respect to the following proxy issues:

            o Proposals related to the composition of the Board of Directors of issuers other than investment companies. As a general matter, the Committee believes that a company's Board of Directors (rather than shareholders) is most likely to have access to important, nonpublic information regarding a company's business and prospects, and is therefore best-positioned to set corporate policy and oversee management. The Committee, therefore, believes that the foundation of good corporate governance is the election of qualified, independent corporate directors who are likely to diligently represent the interests of shareholders and oversee management of the corporation in a manner that will seek to maximize shareholder value over time. In individual cases, the Committee may look at a nominee's history of representing shareholder interests as a director of other companies or other factors, to the extent the Committee deems relevant.

            o Proposals related to the selection of an issuer's independent auditors. As a general matter, the Committee believes that corporate auditors have a responsibility to represent the interests of shareholders and provide an independent view on the propriety of financial reporting decisions of corporate management. While the Committee will generally defer to a corporation's choice of auditor, in individual cases, the Committee may look at an auditors' history of representing shareholder interests as auditor of other companies, to the extent the Committee deems relevant.

            o Proposals related to management compensation and employee benefits. As a general matter, the Committee favors disclosure of an issuer's compensation and benefit policies and opposes excessive compensation, but believes that compensation matters are normally best determined by an issuer's board of directors, rather than shareholders. Proposals to "micro-manage" an issuer's compensation practices or to set arbitrary restrictions on compensation or benefits will, therefore, generally not be supported.

            o Proposals related to requests, principally from management, for approval of amendments that would alter an issuer's capital structure. As a general matter, the Committee will support requests that enhance the rights of common shareholders and oppose requests that appear to be unreasonably dilutive.

            o Proposals related to requests for approval of amendments to an issuer's charter or by-laws. As a general matter, the Committee opposes poison pill provisions.

            o Routine proposals related to requests regarding the formalities of corporate meetings.

            o Proposals related to proxy issues associated solely with holdings of investment company shares. As with other types of companies, the Committee believes that a fund's Board of

                  Directors (rather than its shareholders) is best-positioned to set fund policy and oversee management. However, the Committee opposes granting Boards of Directors authority over certain matters, such as changes to a fund's investment objective that the Investment Company Act envisions will be approved directly by shareholders.

            o Proposals related to limiting corporate conduct in some manner that relates to the shareholder's environmental or social concerns. The Committee generally believes that annual shareholder meetings are inappropriate forums for discussion of larger social issues, and opposes shareholder resolutions "micromanaging" corporate conduct or requesting release of information that would not help a shareholder evaluate an investment in the corporation as an economic matter. While the Committee is generally supportive of proposals to require corporate disclosure of matters that seem relevant and material to the economic interests of shareholders, the Committee is generally not supportive of proposals to require disclosure of corporate matters for other purposes.

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - as of December 31, 2006.

         (a)(1) Messrs. Greg Tournant and Stephen Bond-Nelson are jointly responsible for the day-to-day management of the registrant's portfolio. Mr. Tournant is currently co-portfolio manager for the Fund and since 2004 has been the portfolio manager for several other funds. From 2001 to 2003, he was a Senior Research Analyst at the Subadviser. Prior to joining the Subadviser in 2001, Mr. Tournant was a Senior Research Analyst at Eagle Asset Management, a division of Raymond James Financial from 1998 to 2001. Before that, Mr. Tournant spent three years as a strategy consultant for McKinsey & Co. and two years as a research analyst for Eagle Asset Management. Mr. Tournant has over ten years of investment management experience. As of December 31, 2005, Mr. Stephen Bond-Nelson is a co-portfolio manager for the Fund. From 1999 to 2004, Stephen was a Senior Research Analyst at PEA Capital LLC. Prior to joining the firm, he was a Senior Research Analyst at Prudential Mutual Funds. He has over thirteen years of investment management experience.

         (a)(2) As of December 31, 2006:

                                                                                     (iii) Number of Other Accounts and
                                 (ii) Number of Other Accounts Managed                Assets for Which Advisory Fee is
                                       and Assets by Account Type                             Performance-Based
                                Other                                                  Other
(i) Name of                  Registered        Other Pooled                         Registered        Other Pooled
Portfolio                    Investment         Investment          Other           Investment         Investment         Other
Manager                       Companies          Vehicles          Accounts          Companies          Vehicles         Accounts
                            --------------                                        --------------
Greg Tournant                            4                 2                 1                 0                 2                 0
                            $2,564,622,104    $   38,840,153    $    5,362,231    $            0    $   38,840,153    $            0
Stephen
Bond-Nelson                              2                 0                 0                 0                 0                 0
                            $  371,127,045    $            0    $            0    $            0    $            0    $            0

         (iv) Potential Material Conflicts of Interest

         The Subadviser believes that each portfolio manager's simultaneous management of the Fund and other accounts may present actual or apparent conflicts of interest with respect to the allocation and aggregation of securities orders placed on behalf of the Fund and the other accounts. To address these conflicts, the Subadviser has adopted a Trade Allocation Policy that is designed to ensure fair and equitable allocation of investment opportunities among accounts over time and to ensure compliance with applicable regulatory requirements. All accounts are to be treated in a non-preferential manner, such that allocations are not based upon account performance, fee structure or preference of the portfolio manager. Under the Subadviser's Trade Allocation Policy, pre-order indications received by the Subadviser's trading desk involving the same investment style will be aggregated, as appropriate, consistent with the Subadviser's obligation to seek best execution for its clients and to reduce brokerage commissions or other costs. While circumstances may require separate transactions, the Subadviser's policy is to, whenever possible, aggregate trades to minimize transactional costs and inconsistencies and to ensure that every account receives equal treatment with regard to purchases of portfolio investments.

         (a)(3) As of December 31, 2006:

         Compensation. Mr. Tournant's and Mr. Bond-Nelson's compensation consists of the following elements:

         Base salary. Each portfolio manager is paid a fixed base salary that is set on an annual basis at a level determined solely by the Subadviser. In setting the base salary for portfolio managers, the Subadviser's intention is to be competitive in light of the particular portfolio manager's experience and responsibilities. The Subadviser evaluates competitive market compensation by reviewing compensation survey results conducted by an independent third party of investment industry compensation.

         Annual bonus. Each portfolio manager is also eligible to receive an annual bonus. The bonus forms the majority of Mr. Tournant's annual cash compensation and is based on both the Subadviser's revenues and assets under management, in addition to the performance of their respective accounts on a pre-tax basis relative to other portfolio managers with the same investment style. For these purposes, no particular index or benchmark is utilized. The Subadviser believes that this incentive aligns the interests of each portfolio manager and their accounts, the portfolios of which they manage.

         Participation in group retirement plans. Eligible employees may also participate in a non-qualified deferred compensation plan, which affords participating employees of the Sub-Advisor the tax benefits of deferring the receipt of a portion of their cash compensation until such time as designated by the non-qualified deferred compensation plan.

         (a)(4) Beneficial Ownership of Securities. As of December 31, 2006, Mr. Tournant does not beneficially own any stock issued by the Fund. As of December 31, 2006, Mr. Bond-Nelson does not beneficially own any stock issued by the Fund.

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

-------------------------------------------------------------------------------------------------------------------
Period                      (a) Total    (b) Average Price (c) Total Number of Shares  (d) Maximum Number (or
                            Number of    Paid per Share    Purchased as Part of        Approx. Dollar Value) of
                            Shares                         Publicly Announced Plans or Shares that May Yet Be
                            Purchased                      Programs                    Purchased Under the Plans or
                                                                                       Programs
-------------------------------------------------------------------------------------------------------------------
June 1-30, 2006
-------------------------------------------------------------------------------------------------------------------
July 1-31, 2006
-------------------------------------------------------------------------------------------------------------------
August 1-31, 2006
-------------------------------------------------------------------------------------------------------------------
September 1-30, 2006
-------------------------------------------------------------------------------------------------------------------
October 1-31, 2006            275,942          19.50                 275,942                     2,037,867
-------------------------------------------------------------------------------------------------------------------
November 1-30, 2006
-------------------------------------------------------------------------------------------------------------------
December 1-31, 2006
-------------------------------------------------------------------------------------------------------------------
Total:
-------------------------------------------------------------------------------------------------------------------

On August 28, 2006, the repurchase offer was announced to repurchase up to 25% of outstanding shares. The expiration date of the offer was October 10, 2006. The registrant may conduct annual repurchases for between 5% and 25% of its outstanding shares pursuant to Rule 23c-3 under the Investment Company Act of 1940, as amended.

Item 10 - Submission of Matters to a Vote of Security Holders - Not Applicable

Item 11 - Controls and Procedures

11(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 - Exhibits attached hereto

12(a)(1) - Code of Ethics - See Item 2

12(a)(2) - Certifications - Attached hereto

12(a)(3) - Not Applicable

12(b) - Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Enhanced S&P 500 Covered Call Fund Inc.


By: /s/ Mitchell M. Cox
    ---------------------------
    Mitchell M. Cox,
    Chief Executive Officer of
    Enhanced S&P 500 Covered Call Fund Inc.

Date: February 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Mitchell M. Cox
    ---------------------------
    Mitchell M. Cox,
    Chief Executive Officer of
    Enhanced S&P 500 Covered Call Fund Inc.

Date: February 20, 2007


By: /s/ Donald C. Burke
    ---------------------------
    Donald C. Burke,
    Chief Financial Officer of
    Enhanced S&P 500 Covered Call Fund Inc.

Date: February 20, 2007